UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s PGIM QMA Commodity Strategies Fund,

PGIM Core Conservative Bond Fund, PGIM Jennison Small-Cap Core Equity Fund,

PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund, and

PGIM TIPS Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2019

Date of reporting period:	10/31/2018

Item 1. Schedule of Investments

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited)
as of October 31, 2018
Description	Shares	Value
Long-Term Investments 96.8%
Common Stocks
Airlines 0.7%
Spirit Airlines, Inc.*	2,105	$ 109,250
Auto Components 0.2%
Dorman Products, Inc.*	340	26,863
Banks 13.3%
Ameris Bancorp	1,814	77,803
Bank OZK	1,666	45,582
BankUnited, Inc.	6,967	230,608
Brookline Bancorp, Inc.	9,574	148,397
Byline Bancorp, Inc.*	4,895	107,690
Eagle Bancorp, Inc.*	2,942	144,658
East West Bancorp, Inc.	5,248	275,205
First Bancorp/Southern Pines NC	2,607	96,172
Heritage Financial Corp.	1,410	46,135
Old Line Bancshares, Inc.	2,581	77,275
Pinnacle Financial Partners, Inc.	3,863	202,035
Renasant Corp.	4,038	140,845
Seacoast Banking Corp. of Florida*	4,681	123,157
Union Bankshares Corp.	2,500	85,350
Wintrust Financial Corp.	3,102	236,186
		2,037,098
Beverages 0.8%
MGP Ingredients, Inc.	1,668	118,712
Biotechnology 3.1%
Amicus Therapeutics, Inc.*	12,025	134,439
DBV Technologies SA (France), ADR*	4,031	74,332
FibroGen, Inc.*	988	42,355
La Jolla Pharmaceutical Co.*	4,166	67,906
Madrigal Pharmaceuticals, Inc.*	224	42,753
Mirati Therapeutics, Inc.*	1,486	55,532
Natera, Inc.*	2,830	62,147
		479,464

PGIM Day One Underlying Funds

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Building Products 1.4%
JELD-WEN Holding, Inc.*	3,160	$ 51,381
PGT Innovations, Inc.*	7,914	160,338
		211,719
Capital Markets 1.6%
BrightSphere Investment Group PLC	11,823	134,782
Focus Financial Partners, Inc. (Class A Stock)*	862	32,928
Moelis & Co. (Class A Stock)	1,905	76,886
		244,596
Chemicals 1.8%
Ferro Corp.*	9,183	155,560
PolyOne Corp.	3,730	120,516
		276,076
Commercial Services & Supplies 3.2%
Advanced Disposal Services, Inc.*	4,913	133,093
BrightView Holdings, Inc.*	2,317	34,106
Healthcare Services Group, Inc.	2,671	108,416
Mobile Mini, Inc.	5,336	219,417
		495,032
Construction & Engineering 0.4%
Great Lakes Dredge & Dock Corp.*	10,836	62,957
Construction Materials 1.2%
Summit Materials, Inc. (Class A Stock)*	13,029	175,891
Diversified Telecommunication Services 1.0%
Cogent Communications Holdings, Inc.	2,961	153,913
Electric Utilities 1.2%
El Paso Electric Co.	3,198	182,446
Electrical Equipment 0.4%
Thermon Group Holdings, Inc.*	2,576	55,590
Electronic Equipment, Instruments & Components 0.3%
Anixter International, Inc.*	737	48,414

Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.8%
Cactus, Inc. (Class A Stock)*	1,921	$ 64,277
KLX Energy Services Holdings, Inc.*	2,067	59,715
		123,992
Entertainment 0.7%
IMAX Corp.*	5,773	111,765
Equity Real Estate Investment Trusts (REITs) 8.4%
Colony Capital, Inc.	10,807	63,437
Columbia Property Trust, Inc., REIT	7,543	169,340
Cousins Properties, Inc.	13,152	109,293
Gaming & Leisure Properties, Inc.	2,754	92,782
Hersha Hospitality Trust	8,229	144,501
Independence Realty Trust, Inc.	11,982	118,742
National Storage Affiliates Trust	5,532	147,317
Pebblebrook Hotel Trust	4,127	139,121
QTS Realty Trust, Inc. (Class A Stock)	2,283	87,485
Retail Opportunity Investments Corp.	8,078	142,092
Summit Hotel Properties, Inc.	6,147	70,814
		1,284,924
Food & Staples Retailing 2.0%
Performance Food Group Co.*	5,224	153,168
Sprouts Farmers Market, Inc.*	5,763	154,967
		308,135
Food Products 2.4%
Adecoagro SA (Argentina)*	13,550	108,400
B&G Foods, Inc.	3,911	101,842
Darling Ingredients, Inc.*	7,803	161,210
		371,452
Health Care Equipment & Supplies 4.0%
AxoGen, Inc.*	1,625	60,596
Glaukos Corp.*	2,290	132,683
Inogen, Inc.*	481	91,183
Integra LifeSciences Holdings Corp.*	2,101	112,551
Merit Medical Systems, Inc.*	768	43,868
Nevro Corp.*	1,792	87,378

PGIM Day One Underlying Funds

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
NuVasive, Inc.*	1,255	$ 70,493
SI-BONE, Inc.*	384	7,200
		605,952
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.*(a)	2,514	104,331
Guardant Health, Inc.*	1,114	37,297
HealthEquity, Inc.*	663	60,863
Premier, Inc. (Class A Stock)*	2,624	118,080
Tivity Health, Inc.*	3,862	132,892
		453,463
Health Care Technology 1.2%
Tabula Rasa HealthCare, Inc.*	888	65,605
Teladoc Health, Inc.*	1,699	117,809
		183,414
Hotels, Restaurants & Leisure 4.0%
Penn National Gaming, Inc.*	2,214	53,756
Planet Fitness, Inc. (Class A Stock)*	5,216	256,054
Texas Roadhouse, Inc.	2,455	148,429
Vail Resorts, Inc.	186	46,746
Wingstop, Inc.	1,662	104,074
		609,059
Insurance 0.7%
Goosehead Insurance, Inc. (Class A Stock)*	3,257	111,650
Interactive Media & Services 0.0%
Eventbrite, Inc. (Class A Stock)*	200	5,660
Internet & Direct Marketing Retail 0.5%
Stamps.com, Inc.*	361	72,983
IT Services 2.1%
Evo Payments, Inc. (Class A Stock)*	5,120	121,549
InterXion Holding NV (Netherlands)*	3,442	202,630
		324,179

Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 0.4%
Syneos Health, Inc.*	1,389	$ 63,380
Machinery 4.9%
Actuant Corp. (Class A Stock)	4,045	96,473
Gardner Denver Holdings, Inc.*	4,276	115,709
Milacron Holdings Corp.*	7,355	102,970
NN, Inc.	8,449	98,008
Rexnord Corp.*	8,075	216,491
Terex Corp.	1,879	62,740
Welbilt, Inc.*	3,200	59,904
		752,295
Media 1.0%
AMC Networks, Inc. (Class A Stock)*	1,391	81,485
Cardlytics, Inc.*	3,065	64,855
		146,340
Mortgage Real Estate Investment Trusts (REITs) 1.2%
MFA Financial, Inc.	25,573	177,221
Oil, Gas & Consumable Fuels 3.0%
Extraction Oil & Gas, Inc.*	6,222	49,714
SemGroup Corp. (Class A Stock)	2,703	49,978
Tallgrass Energy LP(a)	3,316	72,156
WPX Energy, Inc.*	17,839	286,138
		457,986
Pharmaceuticals 1.9%
GW Pharmaceuticals PLC (United Kingdom), ADR*	595	81,806
Horizon Pharma PLC*	5,094	92,762
Prestige Consumer Healthcare, Inc.*	2,710	97,994
resTORbio, Inc.*	2,198	24,310
		296,872
Professional Services 1.6%
Huron Consulting Group, Inc.*	2,227	121,349
Korn/Ferry International	2,562	115,649
		236,998

PGIM Day One Underlying Funds

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.0%
Saia, Inc.*	2,551	$ 160,356
Semiconductors & Semiconductor Equipment 2.6%
Brooks Automation, Inc.	3,596	111,584
Marvell Technology Group Ltd.	3,262	53,529
MaxLinear, Inc.*	7,929	153,902
Monolithic Power Systems, Inc.	660	77,959
		396,974
Software 11.6%
Box, Inc. (Class A Stock)*	2,892	52,056
Carbon Black, Inc.*	4,139	68,169
CyberArk Software Ltd. (Israel)*	2,749	187,647
Everbridge, Inc.*	1,917	97,441
HubSpot, Inc.*	1,856	251,766
MINDBODY, Inc. (Class A Stock)*	3,892	123,921
New Relic, Inc.*	1,396	124,593
Paycom Software, Inc.*	874	109,425
Proofpoint, Inc.*	1,689	153,615
Q2 Holdings, Inc.*	2,085	110,985
Trade Desk, Inc. (The) (Class A Stock)*	915	113,048
Varonis Systems, Inc.*	3,812	232,799
Zendesk, Inc.*	2,673	146,935
		1,772,400
Specialty Retail 3.9%
Five Below, Inc.*	1,670	190,080
Hudson Ltd. (Class A Stock)*	6,251	132,146
Monro, Inc.	1,476	109,814
National Vision Holdings, Inc.*	1,462	60,571
Party City Holdco, Inc.*	10,630	111,296
		603,907
Textiles, Apparel & Luxury Goods 1.5%
G-III Apparel Group Ltd.*	2,353	93,791
Steven Madden Ltd.	4,560	142,591
		236,382

Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.8%
Beacon Roofing Supply, Inc.*	5,502	$ 153,561
Univar, Inc.*	5,085	125,193
		278,754

Total Long-Term Investments (cost $13,887,486)		14,824,514

Short-Term Investments 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	441,761	441,761
PGIM Institutional Money Market Fund (cost $136,284; includes $135,872 of cash collateral for securities on loan)(b)(w)	136,290	136,290

Total Short-Term Investments (cost $578,045)		578,051

TOTAL INVESTMENTS 100.6% (cost $14,465,531)		15,402,565
Liabilities in excess of other assets (0.6)%		(89,646)

Net Assets 100.0%		$ 15,312,919

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,058; cash collateral of $135,872 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Day One Underlying Funds

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$ 109,250	$—	$—
Auto Components	26,863	—	—
Banks	2,037,098	—	—
Beverages	118,712	—	—
Biotechnology	479,464	—	—
Building Products	211,719	—	—
Capital Markets	244,596	—	—
Chemicals	276,076	—	—
Commercial Services & Supplies	495,032	—	—
Construction & Engineering	62,957	—	—
Construction Materials	175,891	—	—
Diversified Telecommunication Services	153,913	—	—
Electric Utilities	182,446	—	—
Electrical Equipment	55,590	—	—
Electronic Equipment, Instruments & Components	48,414	—	—
Energy Equipment & Services	123,992	—	—
Entertainment	111,765	—	—
Equity Real Estate Investment Trusts (REITs)	1,284,924	—	—
Food & Staples Retailing	308,135	—	—
Food Products	371,452	—	—
Health Care Equipment & Supplies	605,952	—	—
Health Care Providers & Services	453,463	—	—
Health Care Technology	183,414	—	—
Hotels, Restaurants & Leisure	609,059	—	—
Insurance	111,650	—	—
Interactive Media & Services	5,660	—	—
Internet & Direct Marketing Retail	72,983	—	—
IT Services	324,179	—	—
Life Sciences Tools & Services	63,380	—	—
Machinery	752,295	—	—
Media	146,340	—	—
Mortgage Real Estate Investment Trusts (REITs)	177,221	—	—
Oil, Gas & Consumable Fuels	457,986	—	—
Pharmaceuticals	296,872	—	—
Professional Services	236,998	—	—
Road & Rail	160,356	—	—
Semiconductors & Semiconductor Equipment	396,974	—	—
Software	1,772,400	—	—
Specialty Retail	603,907	—	—
Textiles, Apparel & Luxury Goods	236,382	—	—
Trading Companies & Distributors	278,754	—	—

Affiliated Mutual Funds	578,051	—	—
Total	$15,402,565	$—	$—

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.4%
Asset-Backed Security 0.2%
Credit Card
Citibank Credit Card Issuance Trust, Series 2018-A03, Class A3 (cost $99,997)	3.290%	05/23/25	100	$ 99,665
Commercial Mortgage-Backed Securities 5.1%
Benchmark Mortgage Trust, Series 2018-B03, Class A3	3.746	04/10/51	30	29,735
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283	11/15/50	90	84,935
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	38,437
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	125	120,768
Series 2017-P08, Class A3	3.203	09/15/50	75	70,532
Commercial Mortgage Trust,
Series 2015-CR26, Class A4	3.630	10/10/48	55	54,160
Series 2016-DC02, Class A5	3.765	02/10/49	25	24,665

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	45	42,692
Fannie Mae-Aces,
Series 2015-M07, Class AB2	2.502	12/25/24	44	42,383
Series 2016-M11, Class A2	2.369(cc)	07/25/26	75	68,504
Series 2017-M01, Class A2	2.415(cc)	10/25/26	40	36,619
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class A2	3.224	03/25/27	100	97,023
Series K070, Class A2	3.303(cc)	11/25/27	50	48,361
Series K070, Class AM	3.364(cc)	12/25/27	25	24,226
Series K076, Class A2	3.900	06/25/51	90	90,950
Series K076, Class AM	3.900	06/25/51	50	50,328
Series K077, Class A2	3.850(cc)	05/25/28	60	60,205
Series K077, Class AM	3.850(cc)	05/25/28	10	10,002
Series K083, Class A2	4.050(cc)	09/25/28	75	76,371
Series K083, Class AM	4.030(cc)	10/25/28	25	25,294
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	20	18,294
Series 2016-JP04, Class A3	3.393	12/15/49	125	120,022
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	70	67,002

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2016-C32, Class A3	3.459%	12/15/49	125	$120,875

Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	125	119,847
UBS Commercial Mortgage Trust,
Series 2018-C09, Class ASB	4.090	03/15/51	60	60,934
Series 2018-C11, Class A3	4.312	06/15/51	75	76,257
Series 2018-C13, Class A3	4.069	10/15/51	200	199,552
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	119,917
Series 2017-C39, Class A3	2.878	09/15/50	100	95,178

Total Commercial Mortgage-Backed Securities (cost $2,164,044)				2,094,068
Corporate Bonds 25.0%
Aerospace & Defense 0.8%
General Dynamics Corp., Gtd. Notes	3.500	05/15/25	115	113,742
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	55	52,255
Sr. Unsec’d. Notes	3.800	03/01/45	15	13,373

Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	24,940
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500	03/15/27	75	70,484
United Technologies Corp.,
Sr. Unsec’d. Notes	2.800	05/04/24	45	42,331
Sr. Unsec’d. Notes	4.125	11/16/28	20	19,644
				336,769
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22	65	63,166
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A	3.222	08/15/24	55	51,900
Gtd. Notes, 144A	3.557	08/15/27	20	18,296
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.625	03/06/23	50	47,780
Sr. Unsec’d. Notes	4.125	03/04/43	10	8,830
				189,972

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.1%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%	10/11/25	26	$ 25,653
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	20	19,802
				45,455
Auto Manufacturers 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	6.375	02/01/29	60	61,282
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.664	09/08/24	10	9,092
Sr. Unsec’d. Notes	3.810	01/09/24	10	9,291
Sr. Unsec’d. Notes	4.134	08/04/25	55	50,319

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	15	14,356
General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	80	75,936
				220,276
Banks 5.2%
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419	12/20/28	92	84,778
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	115	112,426
Sr. Unsec’d. Notes, MTN	3.970	03/05/29	25	24,033
Sr. Unsec’d. Notes, MTN	4.000	04/01/24	50	49,916
Sub. Notes, MTN	4.000	01/22/25	30	29,215
Sub. Notes, Series L, MTN	3.950	04/21/25	45	43,641

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	186,023
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.900	12/08/21	20	19,543
Sr. Unsec’d. Notes	3.400	05/01/26	40	37,543
Sr. Unsec’d. Notes	3.700	01/12/26	125	119,527
Sr. Unsec’d. Notes	4.650	07/23/48	45	43,457
Sub. Notes	4.450	09/29/27	35	34,060
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500	01/23/25	250	239,303

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.223%	05/01/29	140	$135,740

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875	01/14/22	115	119,064
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	3.509	01/23/29	75	70,105
Sr. Unsec’d. Notes	3.625	05/13/24	10	9,846
Sr. Unsec’d. Notes	3.875	02/01/24	35	34,994
Sr. Unsec’d. Notes	3.882	07/24/38	95	85,960
Sub. Notes	3.875	09/10/24	120	117,903
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	55	51,280
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	35	33,840
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	135	132,551
Sub. Notes, MTN	5.000	11/24/25	30	30,674

PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	49,596
SunTrust Bank/Atlanta GA, Sr. Unsec’d. Notes	4.050	11/03/25	20	20,014
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	20	19,361
U.S. Bancorp, Sr. Unsec’d. Notes, Series V, MTN	2.625	01/24/22	50	48,696
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	04/22/26	55	50,684
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	84,232
				2,118,005
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	3.300	02/01/23	5	4,875
Gtd. Notes	3.650	02/01/26	100	95,122
Gtd. Notes	4.700	02/01/36	20	19,047
Gtd. Notes	4.900	02/01/46	30	28,260

Constellation Brands, Inc., Gtd. Notes	4.400	11/15/25	10	10,017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750%	03/05/22	75	$ 73,500
Sr. Unsec’d. Notes	3.600	03/01/24	10	9,999
				240,820
Biotechnology 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26	160	143,171
Celgene Corp., Sr. Unsec’d. Notes	3.625	05/15/24	40	38,846
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400	12/01/21	20	20,495
				202,512
Building Materials 0.0%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	5	4,585
Chemicals 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	75	76,133
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	40	35,994
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800	02/15/23	15	14,529
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	75	68,466
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	16,028
Sr. Unsec’d. Notes	6.000	11/15/21	30	31,635
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	50	48,557
Sr. Unsec’d. Notes	5.250	01/15/45	15	14,803

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	5	4,488
				310,633

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.1%
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125%	08/01/23	5	$ 4,926
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	7,640
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	9,365
				21,931
Computers 0.8%
Apple, Inc.,
Sr. Unsec’d. Notes	2.400	05/03/23	120	114,530
Sr. Unsec’d. Notes	2.850	05/11/24	45	43,187
Sr. Unsec’d. Notes	3.250	02/23/26	40	38,506

International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	150	148,657
				344,880
Diversified Financial Services 0.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.200	03/03/20	35	34,539
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	19,332
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	18,852
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	50	49,510
Private Export Funding Corp., Gov’t. Gtd. Notes	3.550	01/15/24	25	25,408
				147,641
Electric 1.4%
Appalachian Power Co., Sr. Unsec’d. Notes, Series X	3.300	06/01/27	10	9,401
Arizona Public Service Co., Sr. Unsec’d. Notes	3.750	05/15/46	15	13,267
Commonwealth Edison Co.,
First Mortgage	3.650	06/15/46	5	4,401
First Mortgage	3.750	08/15/47	5	4,454
First Mortgage	4.600	08/15/43	35	36,052

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage	4.250%	12/15/41	5	$ 4,825
First Ref. Mortgage	2.950	12/01/26	20	18,822

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	67,099
Entergy Louisiana LLC,
Collateral Trust	4.000	03/15/33	15	14,782
First Mortgage	4.050	09/01/23	35	35,650

Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	10	9,752
Florida Power & Light Co.,
First Mortgage	2.750	06/01/23	25	24,247
First Mortgage	5.250	02/01/41	25	27,976

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	10	9,040
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.050	07/07/24	10	12,190
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	5,439
MidAmerican Energy Co., First Mortgage	3.650	08/01/48	25	22,123
Northern States Power Co., First Mortgage	3.600	09/15/47	15	13,213
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125	11/15/43	55	52,726
PacifiCorp, First Mortgage	5.250	06/15/35	45	49,458
PPL Electric Utilities Corp., First Mortgage	6.250	05/15/39	10	12,230
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	25	22,396
First Mortgage, MTN	3.600	12/01/47	5	4,381

Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	20	19,167
San Diego Gas & Electric Co., First Mortgage	3.750	06/01/47	5	4,431
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	10	8,697
South Carolina Electric & Gas Co., First Mortgage	5.100	06/01/65	5	4,806

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	40	$ 40,324
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series L	3.850	02/01/48	15	12,881
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	23,644
				587,874
Foods 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	50	44,622
Gtd. Notes	4.375	06/01/46	10	8,320
				52,942
Forest Products & Paper 0.3%
International Paper Co., Sr. Unsec’d. Notes	3.650	06/15/24	130	128,658
Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	4.800	02/15/44	25	24,548
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	23,216
				47,764
Healthcare-Products 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900	11/30/21	40	39,306
Sr. Unsec’d. Notes	3.750	11/30/26	9	8,861

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	31,020
Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	72,863
Medtronic, Inc., Gtd. Notes	3.625	03/15/24	65	64,896
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	9,780

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Stryker Corp., (cont’d.)
Sr. Unsec’d. Notes	3.375%	11/01/25	10	$9,498

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150	02/01/24	20	20,166
				256,390
Healthcare-Services 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	70	67,140
Anthem, Inc., Sr. Unsec’d. Notes	3.125	05/15/22	135	131,957
Ascension Health, Unsec’d. Notes	4.847	11/15/53	30	32,034
Children’s Hospital Corp. (The), Gtd. Notes	4.115	01/01/47	15	14,324
Cigna Corp., Sr. Unsec’d. Notes	4.000	02/15/22	35	35,235
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	10	9,367
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	5	4,877
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	19,027
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700	02/01/45	25	23,207
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000	07/01/42	25	27,417
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	18,755
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	14,608
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H	2.746	10/01/26	50	45,788
Sutter Health, Unsec’d. Notes	4.091	08/15/48	60	55,276
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	89,110
Sr. Unsec’d. Notes	4.250	06/15/48	5	4,766
				592,888

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	75	$ 66,463
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	5	4,890
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	80	76,159
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	35,474
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.500	03/30/20	65	66,885
Lincoln National Corp., Sr. Unsec’d. Notes	4.350	03/01/48	5	4,483
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600	08/01/43	15	15,194
				269,548
Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800	08/22/24	15	14,305
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125	06/15/26	45	41,443
Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	06/26/22	45	43,679
Machinery-Diversified 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	2.650	06/24/24	10	9,470
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	40	38,815

Wabtec Corp., Gtd. Notes	4.700	09/15/28	10	9,667
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	32,550
				90,502

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.5%
21st Century Fox America, Inc.,
Gtd. Notes	5.400%	10/01/43	60	$ 67,405
Gtd. Notes	7.300	04/30/28	95	115,181
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	45	41,304
Sr. Sec’d. Notes	6.484	10/23/45	50	50,758
Comcast Corp.,
Gtd. Notes	3.000	02/01/24	30	28,876
Gtd. Notes	4.600	08/15/45	55	52,577
Gtd. Notes	4.700	10/15/48	40	38,904
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	5	4,667
Gtd. Notes, 144A	3.500	06/15/22	50	48,990
Viacom, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	19,466
Sr. Unsec’d. Notes	5.850	09/01/43	10	9,877

Walt Disney Co. (The), Sr. Unsec’d. Notes	2.750	08/16/21	50	49,275
Warner Media LLC, Gtd. Notes	3.550	06/01/24	100	96,728
				624,008
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	5	5,356
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	3.750	06/15/25	45	44,613
				49,969
Miscellaneous Manufacturing 0.6%
General Electric Co.,
Sr. Unsec’d. Notes	2.700	10/09/22	155	146,475
Sr. Unsec’d. Notes, GMTN	3.150	09/07/22	95	91,727
				238,202
Oil & Gas 1.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550	03/15/26	15	15,607

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	20	$ 19,574
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245	05/06/22	60	59,401
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250	06/15/37	10	9,397
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	150	147,898
Concho Resources, Inc.,
Gtd. Notes	4.300	08/15/28	5	4,879
Gtd. Notes	4.875	10/01/47	5	4,726

ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	31,847
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	19,873
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500	08/15/34	20	22,223
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	23,399
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	19,301
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	20,761
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125	02/15/22	40	39,469
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.250	01/15/25	40	36,072
Gtd. Notes	6.500	03/13/27	15	14,520
Gtd. Notes	6.500	06/02/41	20	17,126

Shell International Finance BV (Netherlands), Gtd. Notes	2.125	05/11/20	125	123,079
				629,152
Oil & Gas Services 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.080	12/15/47	5	4,183
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	24,026
				28,209

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600%	05/14/25	100	$ 95,516
Sr. Unsec’d. Notes	4.250	11/14/28	15	14,459
Allergan Funding SCS,
Gtd. Notes	3.850	06/15/24	5	4,908
Gtd. Notes	4.550	03/15/35	40	37,678
CVS Health Corp.,
Sr. Unsec’d. Notes	3.875	07/20/25	25	24,329
Sr. Unsec’d. Notes	4.780	03/25/38	10	9,622
Sr. Unsec’d. Notes	5.050	03/25/48	20	19,501
Sr. Unsec’d. Notes	5.125	07/20/45	15	14,713

Express Scripts Holding Co., Gtd. Notes	4.500	02/25/26	15	15,062
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	43,967
Johnson & Johnson,
Sr. Unsec’d. Notes	2.450	03/01/26	25	23,090
Sr. Unsec’d. Notes	3.625	03/03/37	20	18,531

Merck & Co., Inc., Sr. Unsec’d. Notes	2.400	09/15/22	100	96,384
Mylan, Inc., Gtd. Notes, 144A	5.200	04/15/48	55	46,822
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400	05/06/44	40	40,625
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875	09/23/23	65	61,318
Wyeth LLC, Gtd. Notes	6.450	02/01/24	60	68,115
Zoetis, Inc., Sr. Unsec’d. Notes	3.000	09/12/27	5	4,568
				639,208
Pipelines 0.5%
Energy Transfer Partners LP,
Gtd. Notes	4.900	03/15/35	30	26,785
Gtd. Notes	6.625	10/15/36	10	10,647

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	25	24,037
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	10	8,797

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes	4.500%	07/15/23	20	$ 20,300
Sr. Unsec’d. Notes	4.500	04/15/38	20	17,821
Sr. Unsec’d. Notes	4.875	06/01/25	10	10,195

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	34,218
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	10	9,453
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750	03/01/28	10	9,258
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300	03/01/48	10	8,743
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	27,934
Sr. Unsec’d. Notes	4.850	03/01/48	5	4,566
				212,754
Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	19,985
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	10	9,165
Simon Property Group LP,
Sr. Unsec’d. Notes	3.375	10/01/24	90	87,411
Sr. Unsec’d. Notes	3.750	02/01/24	15	14,938

Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	14,258
				145,757
Retail 0.6%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	30	28,378
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	126,478
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	18,777

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625%	01/15/22	45	$ 43,765
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	25,140
				242,538
Semiconductors 0.0%
Broadcom Corp/Broadcom Cayman Finance Ltd., Gtd. Notes	3.125	01/15/25	20	18,294
Software 1.2%
Fidelity National Information Services, Inc., Gtd. Notes	3.875	06/05/24	10	9,908
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	35	34,513
Microsoft Corp.,
Sr. Unsec’d. Notes	2.875	02/06/24	220	213,281
Sr. Unsec’d. Notes	4.100	02/06/37	10	10,020
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	165	150,896
Sr. Unsec’d. Notes	2.950	05/15/25	95	90,103
				508,721
Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	01/15/25	30	29,109
Sr. Unsec’d. Notes	4.450	04/01/24	95	95,920
Sr. Unsec’d. Notes	4.750	05/15/46	100	86,351

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	25	34,813
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900	03/04/21	60	59,410
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.376	02/15/25	25	24,135
Sr. Unsec’d. Notes	3.500	11/01/24	5	4,890
Sr. Unsec’d. Notes	4.500	08/10/33	10	9,719
Sr. Unsec’d. Notes	4.522	09/15/48	78	71,398
				415,745

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Textiles 0.1%
Cintas Corp. No 2, Gtd. Notes	3.700%	04/01/27	20	$ 19,288
Transportation 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	75,177
CSX Corp., Sr. Unsec’d. Notes	3.800	03/01/28	40	38,587
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900	06/15/19	45	45,781
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	20	18,681
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,774
				187,000
Total Corporate Bonds (cost $10,737,411)				10,268,317
Municipal Bonds 0.9%
Arizona 0.0%
Salt River Project Agricultural Improvement & Power District, BABs, Revenue Bonds	4.839	01/01/41	20	21,823
California 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49	40	52,901
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716	07/01/39	20	23,865
State of California, GO Unlimited, BABs, Taxable	7.550	04/01/39	65	92,301
				169,067
Maryland 0.1%
Maryland State Transportation Authority, BABs, Revenue Bonds	5.888	07/01/43	40	48,478

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.2%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414%	01/01/40	50	$ 69,699
New York 0.1%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	20	24,922
Ohio 0.1%
Ohio State University (The),
Revenue Bonds, Series A	4.048	12/01/56	12	10,974
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	25,468
				36,442
Total Municipal Bonds (cost $382,010)				370,431
Sovereign Bonds 0.5%
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.250	09/14/21	100	99,491
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	76	67,375
Province of Quebec (Canada), Debentures	7.125	02/09/24	40	46,781
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55	10	9,275
Total Sovereign Bonds (cost $230,506)				222,922
U.S. Government Agency Obligations 29.6%
Federal Home Loan Banks	2.125	02/11/20	185	183,384
Federal Home Loan Banks	2.625	10/01/20	175	174,030
Federal Home Loan Banks	3.000	10/12/21	60	59,932
Federal Home Loan Mortgage Corp.	1.375	08/15/19	60	59,393
Federal Home Loan Mortgage Corp., MTN	1.500	01/17/20	40	39,391
Federal Home Loan Mortgage Corp.	2.000	01/01/32	80	74,353
Federal Home Loan Mortgage Corp.	2.375	02/16/21	55	54,261
Federal Home Loan Mortgage Corp.	2.500	07/01/31	200	191,608
Federal Home Loan Mortgage Corp.	3.000	02/01/32	61	60,036
Federal Home Loan Mortgage Corp.	3.000	01/01/37	27	25,791
Federal Home Loan Mortgage Corp.	3.000	12/01/37	47	44,713

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	12/01/42	197	$ 188,013
Federal Home Loan Mortgage Corp.	3.000	11/01/46	86	81,090
Federal Home Loan Mortgage Corp.	3.000	01/01/47	154	145,813
Federal Home Loan Mortgage Corp.	3.500	11/01/37	50	48,950
Federal Home Loan Mortgage Corp.	3.500	06/01/42	69	67,580
Federal Home Loan Mortgage Corp.	3.500	04/01/46	125	121,884
Federal Home Loan Mortgage Corp.	3.500	11/01/47	142	138,177
Federal Home Loan Mortgage Corp.	3.500	11/01/47	243	236,247
Federal Home Loan Mortgage Corp.	4.000	10/01/45	108	108,654
Federal Home Loan Mortgage Corp.	4.000	05/01/46	212	212,367
Federal Home Loan Mortgage Corp.	4.000	01/01/48	247	246,776
Federal Home Loan Mortgage Corp.	4.000	10/01/48	250	250,139
Federal Home Loan Mortgage Corp.	4.500	07/01/47	248	254,492
Federal National Mortgage Assoc.	1.875	09/24/26	60	54,079
Federal National Mortgage Assoc.	2.500	04/13/21	30	29,667
Federal National Mortgage Assoc.	2.500	09/01/46	82	74,914
Federal National Mortgage Assoc.	2.750	06/22/21	55	54,664
Federal National Mortgage Assoc.	2.875	10/30/20	45	44,930
Federal National Mortgage Assoc.	2.875	09/12/23	75	74,194
Federal National Mortgage Assoc.	3.000	01/01/30	247	243,588
Federal National Mortgage Assoc.	3.000	12/01/36	86	83,193
Federal National Mortgage Assoc.	3.000	10/01/42	31	29,625
Federal National Mortgage Assoc.	3.000	02/01/43	403	384,537
Federal National Mortgage Assoc.	3.000	04/01/43	133	126,615
Federal National Mortgage Assoc.	3.000	01/01/47	471	446,383
Federal National Mortgage Assoc.	3.500	08/01/31	74	73,950
Federal National Mortgage Assoc.	3.500	12/01/32	95	94,878
Federal National Mortgage Assoc.	3.500	06/01/33	248	247,575
Federal National Mortgage Assoc.	3.500	01/01/42	210	206,059
Federal National Mortgage Assoc.	3.500	03/01/42	196	192,973
Federal National Mortgage Assoc.	3.500	11/01/42	116	113,751
Federal National Mortgage Assoc.	3.500	08/01/43	160	156,554
Federal National Mortgage Assoc.	3.500	03/01/45	373	364,177
Federal National Mortgage Assoc.	3.500	01/01/46	81	79,455
Federal National Mortgage Assoc.	3.500	12/01/46	89	86,686
Federal National Mortgage Assoc.	3.500	01/01/47	166	162,264
Federal National Mortgage Assoc.	4.000	01/01/41	332	334,635
Federal National Mortgage Assoc.	4.000	04/01/41	183	183,928
Federal National Mortgage Assoc.	4.000	04/01/48	742	745,088
Federal National Mortgage Assoc.	4.500	03/01/41	170	175,673
Federal National Mortgage Assoc.	4.500	02/01/44	187	192,347
Federal National Mortgage Assoc.	4.500	01/01/45	192	197,595
Federal National Mortgage Assoc.	5.000	11/01/35	205	217,028

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	06/01/40	55	$ 57,648
Federal National Mortgage Assoc.	5.000	03/01/42	99	104,896
Government National Mortgage Assoc.	2.500	12/20/46	43	39,774
Government National Mortgage Assoc.	3.000	01/20/43	189	182,765
Government National Mortgage Assoc.	3.000	04/20/45	115	110,072
Government National Mortgage Assoc.	3.000	07/20/46	206	197,114
Government National Mortgage Assoc.	3.000	09/20/46	206	197,691
Government National Mortgage Assoc.	3.000	11/20/46	144	137,607
Government National Mortgage Assoc.	3.500	12/20/42	377	372,108
Government National Mortgage Assoc.	3.500	01/20/44	125	123,644
Government National Mortgage Assoc.	3.500	04/20/45	85	83,612
Government National Mortgage Assoc.	3.500	07/20/46	385	378,199
Government National Mortgage Assoc.	3.500	08/20/46	565	555,770
Government National Mortgage Assoc.	4.000	12/20/45	223	225,828
Government National Mortgage Assoc.	4.000	10/20/46	14	14,472
Government National Mortgage Assoc.	4.000	03/20/47	154	155,059
Government National Mortgage Assoc.	4.500	04/20/41	38	39,590
Government National Mortgage Assoc.	4.500	12/20/44	88	91,437
Government National Mortgage Assoc.	4.500	11/20/46	60	62,383
Government National Mortgage Assoc.	4.500	01/20/47	18	19,052
Government National Mortgage Assoc.	4.500	02/20/48	274	281,389
Government National Mortgage Assoc.	5.000	04/20/45	63	65,979
Government National Mortgage Assoc.	5.500	12/15/33	24	25,812
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250	03/15/20	80	79,314
Total U.S. Government Agency Obligations (cost $12,514,251)				12,139,294
U.S. Treasury Obligations 38.1%
U.S. Treasury Bonds	2.750	08/15/47	325	285,924
U.S. Treasury Bonds	2.875	08/15/45	660	598,563
U.S. Treasury Bonds	2.875	11/15/46	150	135,662
U.S. Treasury Bonds	3.000	11/15/44	120	111,722
U.S. Treasury Bonds	3.000	05/15/45	1,000	930,000
U.S. Treasury Bonds	3.125	05/15/48	20	18,967
U.S. Treasury Bonds	3.625	08/15/43	530	549,854
U.S. Treasury Bonds	3.750	11/15/43	210	222,370
U.S. Treasury Notes	1.375	08/31/20	825	803,022
U.S. Treasury Notes	1.375	04/30/21	1,890	1,820,454
U.S. Treasury Notes	1.375	05/31/21	1,265	1,216,722
U.S. Treasury Notes	1.625	12/31/19	340	335,564
U.S. Treasury Notes	1.625	06/30/20	935	916,446
U.S. Treasury Notes	1.625	07/31/20	250	244,707
U.S. Treasury Notes	1.625	04/30/23	280	264,064

PGIM Day One Underlying Funds

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	1.875%	03/31/22	40	$ 38,600
U.S. Treasury Notes	1.875	04/30/22	525	506,174
U.S. Treasury Notes	1.875	09/30/22	177	169,872
U.S. Treasury Notes	2.000	11/30/20	1,315	1,291,474
U.S. Treasury Notes	2.000	02/15/25	20	18,788
U.S. Treasury Notes	2.125	09/30/21	980	957,835
U.S. Treasury Notes	2.125	06/30/22	180	174,783
U.S. Treasury Notes	2.125	05/15/25	1,075	1,014,867
U.S. Treasury Notes	2.250	11/15/25	160	151,550
U.S. Treasury Notes	2.250	02/15/27	305	285,556
U.S. Treasury Notes	2.250	11/15/27	70	65,092
U.S. Treasury Notes	2.375	08/15/24	1,115	1,075,757
U.S. Treasury Notes	2.625	11/15/20	590	586,889
U.S. Treasury Notes	2.875	10/15/21	360	359,409
U.S. Treasury Notes	2.875	10/31/23	185	184,039
U.S. Treasury Notes	2.875	08/15/28	20	19,526
U.S. Treasury Notes	3.000	10/31/25	275	273,625
Total U.S. Treasury Obligations (cost $16,011,193)				15,627,877

Total Long-Term Investments (cost $42,139,412)				40,822,574

	Shares
Short-Term Investment 2.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $975,208)(w)	975,208	975,208

TOTAL INVESTMENTS 101.8% (cost $43,114,620)		41,797,782
Liabilities in excess of other assets(z) (1.8)%		(722,424)

Net Assets 100.0%		$ 41,075,358

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal National Mortgage Assoc. (proceeds receivable $(243,232))	3.500%	TBA	12/13/18	(250)	$(243,021)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security
Credit Card	$ —	$ 99,665	$—

Commercial Mortgage-Backed Securities	—	2,094,068	—
Corporate Bonds	—	10,268,317	—
Municipal Bonds	—	370,431	—
Sovereign Bonds	—	222,922	—
U.S. Government Agency Obligations	—	12,139,294	—
U.S. Treasury Obligations	—	15,627,877	—
Affiliated Mutual Fund	975,208	—	—
Other Financial Instruments
Forward Commitment Contract	—	(243,021)	—
Total	$975,208	$40,579,553	$—

PGIM Day One Underlying Funds

PGIM TIPS Fund
Schedule of Investments (unaudited)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.6%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	1,938	$ 1,905,027
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	1,447	1,410,000
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	1,738	1,686,992
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	767	741,551
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	3,643	3,507,340
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/24	58	55,647
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,746	1,659,668
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	924	869,717
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	386	378,385
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,351	1,322,378
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	2,324	2,246,122
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	33	28,216
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	07/15/28	161	155,619
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	625	555,046
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	985	860,863
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	360	322,848
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	346	320,682
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	419	387,643
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	1,452	1,453,508
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	181	181,190
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	866	876,593
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	421	443,871
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	902	957,957
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	76	87,538
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	161	186,978
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	1,712	1,845,609
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	550	603,931
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	734	829,050
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	36	45,121
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	756	922,635
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,403	1,774,716

Total Long-Term Investments (cost $29,470,816)				28,622,441

Description	Shares	Value
Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $224,072)(w)	224,072	$ 224,072

TOTAL INVESTMENTS 100.4% (cost $29,694,888)		28,846,513
Liabilities in excess of other assets (0.4)%		(125,933)

Net Assets 100.0%		$ 28,720,580

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$ —	$28,622,441	$—
Affiliated Mutual Fund	224,072	—	—
Total	$224,072	$28,622,441	$—

PGIM Day One Underlying Funds

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments
 (unaudited)
as of October 31, 2018
Description	Shares	Value
Short-Term Investments 101.2%
Unaffiliated Fund 40.6%
Dreyfus Treasury Securities Cash Management(bb) (cost $7,818,418)	7,818,418	$ 7,818,418

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 60.6%
U.S. Treasury Bills	2.133%	12/20/18	9,500	9,472,199
U.S. Treasury Bills	2.148	12/20/18(bb)(k)	2,200	2,193,562

Total U.S. Treasury Obligations (cost $11,666,171)				11,665,761

TOTAL INVESTMENTS 101.2% (cost $19,484,589)				19,484,179
Liabilities in excess of other assets(z) (1.2)%				(239,461)

Net Assets 100.0%				$ 19,244,718

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Commodity Futures contracts outstanding at October 31, 2018(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
22	Brent Crude	Jan. 2019	$1,650,880	$ (37,400)
8	Coffee ’C’	Dec. 2018	338,100	21,450
17	Copper	Dec. 2018	1,130,075	(2,713)
65	Corn	Mar. 2019	1,221,187	(4,237)
10	Cotton No. 2	Dec. 2018	384,300	(34,590)
12	Gasoline RBOB	Dec. 2018	882,706	(37,397)
19	Gold 100 OZ	Dec. 2018	2,308,500	18,950
11	Hard Red Winter Wheat	Dec. 2018	271,288	(29,563)
8	Lean Hogs	Dec. 2018	187,040	6,383

Commodity Futures contracts outstanding at October 31, 2018(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions (cont’d):
12	Live Cattle	Dec. 2018	$ 561,360	$ (5,972)
9	LME Nickel	Nov. 2018	617,787	(50,505)
4	LME Nickel	Dec. 2018	275,196	(37,143)
10	LME PRI Aluminum	Nov. 2018	486,750	(72,487)
7	LME PRI Aluminum	Dec. 2018	342,738	(33,135)
7	LME Zinc	Nov. 2018	445,681	(21,575)
3	LME Zinc	Dec. 2018	188,606	(62,834)
54	Natural Gas	Dec. 2018	1,760,940	9,520
17	No. 2 Soft Red Winter Wheat	Dec. 2018	425,425	(30,988)
10	NY Harbor ULSD	Dec. 2018	945,588	(4,704)
9	Silver	Dec. 2018	642,690	(13,210)
23	Soybean	Jan. 2019	979,512	(13,225)
18	Soybean Meal	Dec. 2018	551,520	3,100
11	Soybean Oil	Dec. 2018	184,932	3,366
51	Sugar #11 (World)	May. 2019	753,413	14,549
26	WTI Crude	Dec. 2018	1,698,060	(270,990)
				(685,350)
Short Positions:
4	LME Nickel	Dec. 2018	275,196	49,671
1	LME PRI Aluminum	Nov. 2018	48,675	1,063
7	LME PRI Aluminum	Dec. 2018	342,738	23,117
3	LME Zinc	Dec. 2018	188,606	56,944
				130,795
				$(554,555)

(1)    Represents positions held in the Cayman Subsidiary.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley	$—	$1,196,488

PGIM Day One Underlying Funds

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments
 (unaudited) (continued)
as of October 31, 2018
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$7,818,418	$ —	$—
U.S. Treasury Obligations	—	11,665,761	—
Other Financial Instruments*
Commodity Futures Contracts	(554,555)	—	—
Total	$7,263,863	$11,665,761	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited)
as of October 31, 2018
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 96.4%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	840	$ 91,946
Teledyne Technologies, Inc.*	360	79,661
		171,607
Airlines 0.3%
JetBlue Airways Corp.*	2,000	33,460
Auto Components 0.2%
Dana, Inc.	600	9,342
Delphi Technologies PLC	700	15,008
		24,350
Automobiles 0.4%
Thor Industries, Inc.	650	45,266
Banks 6.5%
Associated Banc-Corp.	3,700	85,766
BankUnited, Inc.	500	16,550
Chemical Financial Corp.	900	42,174
East West Bancorp, Inc.	1,590	83,379
Fulton Financial Corp.	1,000	16,010
Hancock Whitney Corp.	1,510	63,360
International Bancshares Corp.	1,160	44,892
PacWest Bancorp	1,430	58,087
Shore Bancshares, Inc.	600	9,672
Signature Bank	340	37,366
Synovus Financial Corp.	2,210	83,008
TCF Financial Corp.	2,800	58,464
Texas Capital Bancshares, Inc.*	1,310	85,451
Umpqua Holdings Corp.	1,700	32,640
Wintrust Financial Corp.	1,140	86,799
		803,618
Beverages 0.0%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	6,146
Biotechnology 0.8%
United Therapeutics Corp.*	890	98,665

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.2%
Armstrong World Industries, Inc.*	480	$ 29,640
Capital Markets 2.1%
Eaton Vance Corp.	200	9,010
Evercore, Inc. (Class A Stock)	1,000	81,690
Federated Investors, Inc. (Class B Stock)	1,000	24,670
Interactive Brokers Group, Inc. (Class A Stock)	520	25,693
Janus Henderson Group PLC (United Kingdom)	3,800	93,366
Legg Mason, Inc.	200	5,644
Stifel Financial Corp.	460	21,031
		261,104
Chemicals 1.8%
Cabot Corp.	410	19,959
Chemours Co. (The)	2,790	92,098
Minerals Technologies, Inc.	150	8,212
Olin Corp.	3,360	67,872
PolyOne Corp.	1,280	41,357
		229,498
Commercial Services & Supplies 0.9%
Deluxe Corp.	320	15,107
Herman Miller, Inc.	1,750	57,663
Pitney Bowes, Inc.	6,000	39,720
		112,490
Communications Equipment 1.3%
CommScope Holding Co., Inc.*	2,000	48,120
Lumentum Holdings, Inc.*	250	13,662
NetScout Systems, Inc.*	900	22,734
Plantronics, Inc.	1,370	80,789
		165,305
Construction & Engineering 1.6%
AECOM*	1,100	32,054
EMCOR Group, Inc.	1,320	93,694
KBR, Inc.	3,500	69,230
		194,978

Description	Shares	Value
Common Stocks (Continued)
Construction Materials 0.7%
Eagle Materials, Inc.	1,200	$ 88,608
Consumer Finance 0.9%
Navient Corp.	5,800	67,164
OneMain Holdings, Inc.*	600	17,112
SLM Corp.*	2,800	28,392
		112,668
Containers & Packaging 1.5%
Greif, Inc. (Class A Stock)	930	43,989
Owens-Illinois, Inc.*	4,700	73,649
Sonoco Products Co.	1,220	66,588
		184,226
Diversified Consumer Services 1.0%
Service Corp. International	2,930	121,507
Diversified Financial Services 0.1%
Marlin Business Services Corp.	500	13,290
Electric Utilities 0.7%
Hawaiian Electric Industries, Inc.	1,740	64,902
PNM Resources, Inc.	600	23,046
		87,948
Electrical Equipment 1.6%
Acuity Brands, Inc.	130	16,333
Atkore International Group, Inc.*	400	7,704
EnerSys	1,120	89,119
Regal Beloit Corp.	1,150	82,455
		195,611
Electronic Equipment, Instruments & Components 5.1%
Arrow Electronics, Inc.*	1,460	98,856
Avnet, Inc.	2,250	90,157
Jabil, Inc.	3,500	86,555
Keysight Technologies, Inc.*	950	54,226
SYNNEX Corp.	600	46,566
Tech Data Corp.*	910	64,301

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Trimble, Inc.*	1,220	$ 45,604
Vishay Intertechnology, Inc.	1,100	20,130
Zebra Technologies Corp. (Class A Stock)*	750	124,725
		631,120
Energy Equipment & Services 1.0%
Matrix Service Co.*	1,200	24,396
Oceaneering International, Inc.*	1,700	32,198
Superior Energy Services, Inc.*	9,000	70,470
		127,064
Entertainment 0.2%
Live Nation Entertainment, Inc.*	100	5,230
Marcus Corp. (The)	400	15,608
		20,838
Equity Real Estate Investment Trusts (REITs) 7.7%
American Campus Communities, Inc.	700	27,657
Apple Hospitality REIT, Inc.	400	6,468
Camden Property Trust, REIT	1,340	120,962
CoreCivic, Inc.	3,700	83,102
Douglas Emmett, Inc.	1,200	43,428
Franklin Street Properties Corp.	500	3,480
Gaming & Leisure Properties, Inc.	1,700	57,273
GEO Group, Inc. (The)	3,430	75,837
Hospitality Properties Trust	1,940	49,703
Lamar Advertising Co. (Class A Stock)	540	39,593
Mack-Cali Realty Corp.	1,500	30,450
Omega Healthcare Investors, Inc.	1,400	46,690
Park Hotels & Resorts, Inc., REIT	1,900	55,233
PotlatchDeltic Corp.	1,510	54,738
Rayonier, Inc.	2,400	72,480
Ryman Hospitality Properties, Inc.	370	28,708
Senior Housing Properties Trust	5,400	86,778
VICI Properties, Inc.	2,800	60,452
Xenia Hotels & Resorts, Inc.	600	12,330
		955,362

Description	Shares	Value
Common Stocks (Continued)
Food Products 1.7%
Ingredion, Inc.	710	$ 71,838
Lamb Weston Holdings, Inc.	1,790	139,906
		211,744
Gas Utilities 1.6%
National Fuel Gas Co.	470	25,516
Southwest Gas Holdings, Inc.	510	39,408
UGI Corp.	2,410	127,875
		192,799
Health Care Equipment & Supplies 4.7%
CONMED Corp.	30	2,023
Hill-Rom Holdings, Inc.	1,180	99,214
ICU Medical, Inc.*	260	66,230
Inogen, Inc.*	370	70,141
LivaNova PLC*	420	47,036
Masimo Corp.*	1,030	119,068
STERIS PLC	740	80,889
West Pharmaceutical Services, Inc.	970	102,743
		587,344
Health Care Providers & Services 2.9%
Encompass Health Corp.	930	62,589
HealthEquity, Inc.*	380	34,884
MEDNAX, Inc.*	2,120	87,535
Molina Healthcare, Inc.*	920	116,628
Tenet Healthcare Corp.*	2,400	61,752
		363,388
Hotels, Restaurants & Leisure 3.0%
Bloomin’ Brands, Inc.	1,800	35,910
Boyd Gaming Corp.	500	13,280
Brinker International, Inc.	1,000	43,350
Churchill Downs, Inc.	130	32,449
Eldorado Resorts, Inc.*	300	10,950
Extended Stay America, Inc., UTS	1,900	30,932
Hilton Grand Vacations, Inc.*	200	5,374
Jack in the Box, Inc.	590	46,569
Marriott Vacations Worldwide Corp.	880	77,871
Penn National Gaming, Inc.*	700	16,996

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	80	$ 4,837
Wyndham Hotels & Resorts, Inc.	1,200	59,148
		377,666
Household Durables 1.9%
KB Home	1,100	21,967
Meritage Homes Corp.*	100	3,725
NVR, Inc.*	43	96,278
Toll Brothers, Inc.	2,890	97,278
TRI Pointe Group, Inc.*	1,600	19,040
		238,288
Household Products 0.3%
Energizer Holdings, Inc.	660	38,788
Independent Power & Renewable Electricity Producers 0.7%
AES Corp.	2,700	39,366
NRG Energy, Inc.	1,400	50,666
		90,032
Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	560	54,090
Insurance 4.8%
Alleghany Corp.	32	19,222
American Financial Group, Inc.	1,120	112,034
CNO Financial Group, Inc.	3,200	60,480
First American Financial Corp.	1,930	85,557
Genworth Financial, Inc. (Class A Stock)*	11,000	47,080
Hanover Insurance Group, Inc. (The)	750	83,535
National General Holdings Corp.	1,100	30,646
Old Republic International Corp.	5,100	112,455
Reinsurance Group of America, Inc.	290	41,287
		592,296
Interactive Media & Services 0.1%
XO Group, Inc.*	400	13,844

Description	Shares	Value
Common Stocks (Continued)
IT Services 2.7%
CoreLogic, Inc.*	1,200	$ 48,744
Leidos Holdings, Inc.	1,550	100,409
MAXIMUS, Inc.	1,450	94,207
Sabre Corp.	1,000	24,650
Science Applications International Corp.	1,020	70,900
		338,910
Leisure Products 0.7%
Brunswick Corp.	1,560	81,104
Vista Outdoor, Inc.*	600	7,500
		88,604
Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc. (Class A Stock)*	360	98,226
Charles River Laboratories International, Inc.*	890	108,420
		206,646
Machinery 5.0%
AGCO Corp.	1,350	75,654
Crane Co.	180	15,667
Global Brass & Copper Holdings, Inc.	230	7,273
IDEX Corp.	600	76,092
ITT, Inc.	1,360	68,680
Kennametal, Inc.	1,200	42,540
Lincoln Electric Holdings, Inc.	1,210	97,901
Oshkosh Corp.	1,460	81,964
Timken Co. (The)	1,920	75,936
Trinity Industries, Inc.	2,800	79,940
		621,647
Media 1.7%
Cable One, Inc.	92	82,408
TEGNA, Inc.	7,400	85,396
Tribune Media Co. (Class A Stock)	1,200	45,612
		213,416
Metals & Mining 2.9%
Commercial Metals Co.	2,900	55,274
Reliance Steel & Aluminum Co.	1,180	93,126

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	3,200	$ 126,720
United States Steel Corp.	3,000	79,590
		354,710
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Ladder Capital Corp.	2,000	33,680
Western Asset Mortgage Capital Corp.	2,800	27,916
		61,596
Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	630	58,527
Multi-Utilities 1.0%
MDU Resources Group, Inc.	3,900	97,344
NorthWestern Corp.	460	27,030
		124,374
Oil, Gas & Consumable Fuels 3.5%
CNX Resources Corp.*	5,600	87,640
Gulfport Energy Corp.*	1,000	9,110
Murphy Oil Corp.	3,300	105,138
Panhandle Oil and Gas, Inc. (Class A Stock)	400	7,116
PBF Energy, Inc. (Class A Stock)	2,300	96,255
Range Resources Corp.	2,000	31,700
World Fuel Services Corp.	2,890	92,480
		429,439
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	1,300	28,301
Personal Products 0.8%
Avon Products, Inc. (United Kingdom)*	700	1,372
Herbalife Nutrition Ltd.*	100	5,326
Nu Skin Enterprises, Inc. (Class A Stock)	1,280	89,882
		96,580
Pharmaceuticals 0.2%
Mallinckrodt PLC*	770	19,296

Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.6%
ManpowerGroup, Inc.	970	$ 74,001
Real Estate Management & Development 1.0%
Jones Lang LaSalle, Inc.	790	104,485
RMR Group, Inc. (The) (Class A Stock)	200	15,176
		119,661
Road & Rail 1.6%
Landstar System, Inc.	240	24,022
Old Dominion Freight Line, Inc.	750	97,815
Ryder System, Inc.	1,350	74,668
		196,505
Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc.*	1,300	48,672
Cypress Semiconductor Corp.	7,500	97,050
First Solar, Inc.*	240	10,032
MKS Instruments, Inc.	1,040	76,637
Teradyne, Inc.	2,200	75,790
Versum Materials, Inc.	2,260	71,326
		379,507
Software 3.6%
Aspen Technology, Inc.*	80	6,791
CDK Global, Inc.	930	53,233
CommVault Systems, Inc.*	1,060	61,713
Fortinet, Inc.*	1,090	89,576
j2 Global, Inc.	720	52,445
LogMeIn, Inc.	990	85,259
Manhattan Associates, Inc.*	700	33,418
Tyler Technologies, Inc.*	250	52,915
Ultimate Software Group, Inc. (The)*	60	15,998
		451,348
Specialty Retail 2.2%
AutoNation, Inc.*	1,960	79,341
Dick’s Sporting Goods, Inc.	2,400	84,888
Five Below, Inc.*	30	3,415
Foot Locker, Inc.	200	9,428
Murphy USA, Inc.*	310	24,995

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Signet Jewelers Ltd.	1,110	$ 62,215
Urban Outfitters, Inc.*	300	11,838
		276,120
Technology Hardware, Storage & Peripherals 0.1%
NCR Corp.*	300	8,055
Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	950	91,181
Skechers U.S.A., Inc. (Class A Stock)*	1,820	51,997
		143,178
Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.	3,200	61,408
Trading Companies & Distributors 0.2%
BMC Stock Holdings, Inc.*	200	3,348
WESCO International, Inc.*	520	26,094
		29,442
Water Utilities 0.2%
Aqua America, Inc.	600	19,518
Wireless Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	2,700	83,241
Total Common Stocks (cost $12,433,606)		11,958,678
Exchange Traded Fund 3.2%
iShares Core S&P Mid-Cap ETF (cost $392,350)	2,190	398,689

Total Long-Term Investments (cost $12,825,956)		12,357,367

Description	Shares	Value

Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $116,681)(w)	116,681	$ 116,681

TOTAL INVESTMENTS 100.6% (cost $12,942,637)		12,474,048
Liabilities in excess of other assets (0.6)%		(70,156)

Net Assets 100.0%		$ 12,403,892

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 171,607	$—	$—
Airlines	33,460	—	—
Auto Components	24,350	—	—
Automobiles	45,266	—	—
Banks	803,618	—	—
Beverages	6,146	—	—
Biotechnology	98,665	—	—
Building Products	29,640	—	—
Capital Markets	261,104	—	—
Chemicals	229,498	—	—
Commercial Services & Supplies	112,490	—	—
Communications Equipment	165,305	—	—
Construction & Engineering	194,978	—	—
Construction Materials	88,608	—	—
Consumer Finance	112,668	—	—

PGIM Day One Underlying Funds

PGIM QMA Mid-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Containers & Packaging	$ 184,226	$—	$—
Diversified Consumer Services	121,507	—	—
Diversified Financial Services	13,290	—	—
Electric Utilities	87,948	—	—
Electrical Equipment	195,611	—	—
Electronic Equipment, Instruments & Components	631,120	—	—
Energy Equipment & Services	127,064	—	—
Entertainment	20,838	—	—
Equity Real Estate Investment Trusts (REITs)	955,362	—	—
Food Products	211,744	—	—
Gas Utilities	192,799	—	—
Health Care Equipment & Supplies	587,344	—	—
Health Care Providers & Services	363,388	—	—
Hotels, Restaurants & Leisure	377,666	—	—
Household Durables	238,288	—	—
Household Products	38,788	—	—
Independent Power & Renewable Electricity Producers	90,032	—	—
Industrial Conglomerates	54,090	—	—
Insurance	592,296	—	—
Interactive Media & Services	13,844	—	—
IT Services	338,910	—	—
Leisure Products	88,604	—	—
Life Sciences Tools & Services	206,646	—	—
Machinery	621,647	—	—
Media	213,416	—	—
Metals & Mining	354,710	—	—
Mortgage Real Estate Investment Trusts (REITs)	61,596	—	—
Multiline Retail	58,527	—	—
Multi-Utilities	124,374	—	—
Oil, Gas & Consumable Fuels	429,439	—	—
Paper & Forest Products	28,301	—	—
Personal Products	96,580	—	—
Pharmaceuticals	19,296	—	—
Professional Services	74,001	—	—
Real Estate Management & Development	119,661	—	—
Road & Rail	196,505	—	—
Semiconductors & Semiconductor Equipment	379,507	—	—
Software	451,348	—	—
Specialty Retail	276,120	—	—
Technology Hardware, Storage & Peripherals	8,055	—	—
Textiles, Apparel & Luxury Goods	143,178	—	—
Thrifts & Mortgage Finance	61,408	—	—
Trading Companies & Distributors	29,442	—	—
Water Utilities	19,518	—	—

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$ 83,241	$—	$—

Exchange Traded Fund	398,689	—	—
Affiliated Mutual Fund	116,681	—	—
Total	$12,474,048	$—	$—

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited)
as of October 31, 2018
Description	Shares	Value
Long-Term Investments 95.0%
Common Stocks 92.4%
Aerospace & Defense 2.3%
AAR Corp.	63	$ 2,998
Aerojet Rocketdyne Holdings, Inc.*	100	3,532
Aerovironment, Inc.*	34	3,059
Arconic, Inc.	610	12,401
Axon Enterprise, Inc.*	80	4,938
Boeing Co. (The)	792	281,049
Cubic Corp.	40	2,624
Curtiss-Wright Corp.	68	7,443
Engility Holdings, Inc.*	20	621
Esterline Technologies Corp.*	50	5,868
General Dynamics Corp.	413	71,276
Harris Corp.	180	26,768
Huntington Ingalls Industries, Inc.	70	15,294
L3 Technologies, Inc.	119	22,547
Lockheed Martin Corp.	365	107,255
Mercury Systems, Inc.*	70	3,280
Moog, Inc. (Class A Stock)	58	4,150
National Presto Industries, Inc.	8	997
Northrop Grumman Corp.	256	67,059
Raytheon Co.	425	74,392
Rockwell Collins, Inc.	250	32,005
Teledyne Technologies, Inc.*	59	13,056
Textron, Inc.	360	19,307
TransDigm Group, Inc.*	78	25,759
Triumph Group, Inc.	40	730
United Technologies Corp.	1,115	138,494
		946,902
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.*	30	1,549
C.H. Robinson Worldwide, Inc.	216	19,230
Echo Global Logistics, Inc.*	20	514
Expeditors International of Washington, Inc.	260	17,467
FedEx Corp.	365	80,424
Forward Air Corp.	40	2,399
Hub Group, Inc. (Class A Stock)*	40	1,833
United Parcel Service, Inc. (Class B Stock)	1,020	108,671
		232,087

Description	Shares	Value
Common Stocks (Continued)
Airlines 0.4%
Alaska Air Group, Inc.	183	$ 11,240
Allegiant Travel Co.	18	2,055
American Airlines Group, Inc.	586	20,557
Delta Air Lines, Inc.	920	50,352
Hawaiian Holdings, Inc.	80	2,769
JetBlue Airways Corp.*	410	6,859
SkyWest, Inc.	80	4,583
Southwest Airlines Co.	760	37,316
United Continental Holdings, Inc.*	350	29,928
		165,659
Auto Components 0.2%
Adient PLC	120	3,650
American Axle & Manufacturing Holdings, Inc.*	120	1,820
Aptiv PLC	400	30,720
BorgWarner, Inc.	320	12,611
Cooper Tire & Rubber Co.	53	1,637
Cooper-Standard Holdings, Inc.*	28	2,594
Dana, Inc.	160	2,491
Delphi Technologies PLC	113	2,423
Dorman Products, Inc.*	40	3,160
Fox Factory Holding Corp.*	50	2,687
Garrett Motion, Inc. (Switzerland)*	99	1,502
Gentex Corp.	380	7,999
Gentherm, Inc.*	40	1,746
Goodyear Tire & Rubber Co. (The)	340	7,160
LCI Industries	35	2,427
Motorcar Parts of America, Inc.*	20	424
Standard Motor Products, Inc.	18	974
Superior Industries International, Inc.	20	197
Visteon Corp.*	40	3,162
		89,384
Automobiles 0.3%
Ford Motor Co.	5,710	54,530
General Motors Co.	1,910	69,887
Harley-Davidson, Inc.	240	9,173
Thor Industries, Inc.	84	5,850
Winnebago Industries, Inc.	30	827
		140,267

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Banks 5.7%
Ameris Bancorp	60	$ 2,573
Associated Banc-Corp.	221	5,123
Banc of California, Inc.	30	478
BancorpSouth Bank	140	4,018
Bank of America Corp.	13,666	375,815
Bank of Hawaii Corp.	60	4,706
Bank OZK	160	4,378
Banner Corp.	50	2,891
BB&T Corp.	1,138	55,944
Berkshire Hills Bancorp, Inc.	45	1,502
Boston Private Financial Holdings, Inc.	70	945
Brookline Bancorp, Inc.	63	976
Cathay General Bancorp	100	3,767
Central Pacific Financial Corp.	20	541
Chemical Financial Corp.	110	5,155
Citigroup, Inc.	3,710	242,857
Citizens Financial Group, Inc.	706	26,369
City Holding Co.	20	1,476
Columbia Banking System, Inc.	115	4,265
Comerica, Inc.	257	20,961
Commerce Bancshares, Inc.	152	9,667
Community Bank System, Inc.	74	4,321
Cullen/Frost Bankers, Inc.	100	9,792
Customers Bancorp, Inc.*	20	410
CVB Financial Corp.	130	2,840
East West Bancorp, Inc.	220	11,537
Fidelity Southern Corp.	20	464
Fifth Third Bancorp	950	25,640
First BanCorp. (Puerto Rico)*	300	2,769
First Commonwealth Financial Corp.	100	1,350
First Financial Bancorp	115	3,010
First Financial Bankshares, Inc.	110	6,489
First Horizon National Corp.	460	7,424
First Midwest Bancorp, Inc.	130	2,985
FNB Corp.	390	4,614
Franklin Financial Network, Inc.*	30	1,017
Fulton Financial Corp.	200	3,202
Glacier Bancorp, Inc.	133	5,639
Great Western Bancorp, Inc.	86	3,152
Green Bancorp, Inc.	25	462
Hancock Whitney Corp.	122	5,119
Hanmi Financial Corp.	20	420
Heritage Financial Corp.	35	1,145

Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Home BancShares, Inc.	220	$ 4,189
Hope Bancorp, Inc.	170	2,462
Huntington Bancshares, Inc.	1,570	22,498
Independent Bank Corp.	45	3,530
International Bancshares Corp.	80	3,096
JPMorgan Chase & Co.	4,951	539,758
KeyCorp	1,490	27,058
LegacyTexas Financial Group, Inc.	60	2,312
M&T Bank Corp.	219	36,225
MB Financial, Inc.	110	4,883
National Bank Holdings Corp. (Class A Stock)	23	776
NBT Bancorp, Inc.	53	1,934
OFG Bancorp (Puerto Rico)	40	684
Old National Bancorp	170	3,034
Opus Bank	20	380
Pacific Premier Bancorp, Inc.*	50	1,461
PacWest Bancorp	170	6,905
People’s United Financial, Inc.	530	8,300
Pinnacle Financial Partners, Inc.	100	5,230
PNC Financial Services Group, Inc. (The)	689	88,530
Preferred Bank/Los Angeles CA	20	1,028
Prosperity Bancshares, Inc.	110	7,153
Regions Financial Corp.	1,570	26,643
S&T Bancorp, Inc.	36	1,444
Seacoast Banking Corp. of Florida*	50	1,315
ServisFirst Bancshares, Inc.	50	1,799
Signature Bank	80	8,792
Simmons First National Corp. (Class A Stock)	120	3,214
Southside Bancshares, Inc.	31	982
Sterling Bancorp	315	5,664
SunTrust Banks, Inc.	680	42,609
SVB Financial Group*	78	18,504
Synovus Financial Corp.	180	6,761
TCF Financial Corp.	240	5,011
Texas Capital Bancshares, Inc.*	70	4,566
Tompkins Financial Corp.	20	1,463
Triumph Bancorp, Inc.*	30	1,076
Trustmark Corp.	90	2,772
U.S. Bancorp	2,264	118,339
UMB Financial Corp.	66	4,214
Umpqua Holdings Corp.	310	5,952
United Bankshares, Inc.	132	4,378
United Community Banks, Inc.	100	2,487

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Valley National Bancorp	440	$ 4,391
Veritex Holdings, Inc.*	30	707
Webster Financial Corp.	140	8,238
Wells Fargo & Co.	6,385	339,874
Westamerica Bancorporation	40	2,328
Wintrust Financial Corp.	90	6,853
Zions Bancorp NA	274	12,892
		2,292,902
Beverages 1.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	6,146
Brown-Forman Corp. (Class B Stock)	297	13,763
Coca-Cola Bottling Co. Consolidated	12	2,071
Coca-Cola Co. (The)	5,650	270,522
Constellation Brands, Inc. (Class A Stock)	248	49,409
MGP Ingredients, Inc.	17	1,210
Molson Coors Brewing Co. (Class B Stock)	280	17,920
Monster Beverage Corp.*	588	31,076
PepsiCo, Inc.	2,091	234,987
		627,104
Biotechnology 2.1%
AbbVie, Inc.	2,224	173,139
Acorda Therapeutics, Inc.*	40	764
Alexion Pharmaceuticals, Inc.*	334	37,431
AMAG Pharmaceuticals, Inc.*	20	430
Amgen, Inc.	952	183,536
Biogen, Inc.*	305	92,802
Celgene Corp.*	1,034	74,035
Cytokinetics, Inc.*	30	201
Eagle Pharmaceuticals, Inc.*	18	886
Emergent BioSolutions, Inc.*	60	3,671
Enanta Pharmaceuticals, Inc.*	26	2,006
Exelixis, Inc.*	420	5,825
Gilead Sciences, Inc.	1,914	130,497
Incyte Corp.*	270	17,501
Ligand Pharmaceuticals, Inc.*	31	5,109
MiMedx Group, Inc.*	50	291
Momenta Pharmaceuticals, Inc.*	90	1,126
Myriad Genetics, Inc.*	100	4,503
Progenics Pharmaceuticals, Inc.*	40	200
Regeneron Pharmaceuticals, Inc.*	116	39,352

Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
REGENXBIO, Inc.*	50	$ 3,334
Repligen Corp.*	60	3,253
Spectrum Pharmaceuticals, Inc.*	95	1,131
United Therapeutics Corp.*	70	7,760
Vanda Pharmaceuticals, Inc.*	70	1,328
Vertex Pharmaceuticals, Inc.*	380	64,395
		854,506
Building Products 0.3%
A.O. Smith Corp.	200	9,106
AAON, Inc.	43	1,483
Allegion PLC	146	12,516
American Woodmark Corp.*	20	1,209
Apogee Enterprises, Inc.	36	1,300
Fortune Brands Home & Security, Inc.	220	9,863
Gibraltar Industries, Inc.*	39	1,390
Griffon Corp.	25	303
Insteel Industries, Inc.	10	261
Johnson Controls International PLC	1,360	43,479
Lennox International, Inc.	57	12,021
Masco Corp.	440	13,200
Patrick Industries, Inc.*	30	1,305
PGT Innovations, Inc.*	50	1,013
Quanex Building Products Corp.	30	445
Resideo Technologies, Inc.*	182	3,831
Simpson Manufacturing Co., Inc.	60	3,425
Trex Co., Inc.*	94	5,762
Universal Forest Products, Inc.	90	2,544
		124,456
Capital Markets 2.5%
Affiliated Managers Group, Inc.	83	9,434
Ameriprise Financial, Inc.	216	27,484
Bank of New York Mellon Corp. (The)	1,368	64,747
BlackRock, Inc.	185	76,113
Blucora, Inc.*	60	1,735
Cboe Global Markets, Inc.	166	18,733
Charles Schwab Corp. (The)	1,768	81,752
CME Group, Inc.	501	91,803
Donnelley Financial Solutions, Inc.*	20	311
E*TRADE Financial Corp.	375	18,532
Eaton Vance Corp.	170	7,659

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Evercore, Inc. (Class A Stock)	60	$ 4,901
FactSet Research Systems, Inc.	62	13,873
Federated Investors, Inc. (Class B Stock)	110	2,714
Franklin Resources, Inc.	450	13,725
Goldman Sachs Group, Inc. (The)	523	117,869
Greenhill & Co., Inc.	20	441
Interactive Brokers Group, Inc. (Class A Stock)	115	5,682
Intercontinental Exchange, Inc.	854	65,792
INTL. FCStone, Inc.*	20	906
Invesco Ltd.	580	12,592
Investment Technology Group, Inc.	30	824
Janus Henderson Group PLC (United Kingdom)	208	5,111
Legg Mason, Inc.	110	3,104
MarketAxess Holdings, Inc.	61	12,790
Moody’s Corp.	246	35,788
Morgan Stanley	1,950	89,037
MSCI, Inc.	130	19,549
Nasdaq, Inc.	178	15,434
Northern Trust Corp.	325	30,573
Piper Jaffray Cos.	26	1,804
Raymond James Financial, Inc.	196	15,031
S&P Global, Inc.	371	67,641
SEI Investments Co.	190	10,156
State Street Corp.	560	38,500
Stifel Financial Corp.	110	5,029
T. Rowe Price Group, Inc.	370	35,886
Virtus Investment Partners, Inc.	14	1,391
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,526
WisdomTree Investments, Inc.	90	699
		1,026,671
Chemicals 1.9%
A Shulman CVR*^	33	0
AdvanSix, Inc.*	24	666
Air Products & Chemicals, Inc.	330	50,935
Albemarle Corp.	161	15,974
American Vanguard Corp.	30	483
Ashland Global Holdings, Inc.	102	7,546
Balchem Corp.	50	4,683
Cabot Corp.	90	4,381
CF Industries Holdings, Inc.	340	16,330
Chemours Co. (The)	258	8,517

Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
DowDuPont, Inc.	3,393	$ 182,951
Eastman Chemical Co.	210	16,454
Ecolab, Inc.	381	58,350
Flotek Industries, Inc.*	40	72
FMC Corp.	205	16,006
FutureFuel Corp.	30	492
Hawkins, Inc.	10	337
HB Fuller Co.	70	3,112
Ingevity Corp.*	62	5,647
Innophos Holdings, Inc.	30	879
Innospec, Inc.	36	2,409
International Flavors & Fragrances, Inc.	149	21,554
Koppers Holdings, Inc.*	20	535
Kraton Corp.*	32	881
Linde PLC (United Kingdom)	800	132,376
LSB Industries, Inc.*	50	380
LyondellBasell Industries NV (Class A Stock)	480	42,850
Minerals Technologies, Inc.	54	2,957
Mosaic Co. (The)	500	15,470
NewMarket Corp.	20	7,719
Olin Corp.	200	4,040
PolyOne Corp.	117	3,780
PPG Industries, Inc.	363	38,148
Quaker Chemical Corp.	20	3,598
Rayonier Advanced Materials, Inc.	40	495
RPM International, Inc.	190	11,622
Scotts Miracle-Gro Co. (The)	60	4,004
Sensient Technologies Corp.	70	4,540
Sherwin-Williams Co. (The)	126	49,577
Stepan Co.	28	2,313
Tredegar Corp.	20	372
Valvoline, Inc.	242	4,821
		748,256
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	100	3,075
Brady Corp. (Class A Stock)	80	3,223
Brink’s Co. (The)	70	4,643
Cintas Corp.	126	22,916
Clean Harbors, Inc.*	75	5,103
Copart, Inc.*	300	14,673
Deluxe Corp.	70	3,305

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Essendant, Inc.	30	$ 382
Healthcare Services Group, Inc.	100	4,059
Herman Miller, Inc.	76	2,504
HNI Corp.	50	1,895
Interface, Inc.	60	977
LSC Communications, Inc.	24	226
Matthews International Corp. (Class A Stock)	40	1,665
Mobile Mini, Inc.	60	2,467
MSA Safety, Inc.	53	5,535
Multi-Color Corp.	15	797
Pitney Bowes, Inc.	150	993
Republic Services, Inc.	320	23,258
Rollins, Inc.	140	8,288
RR Donnelley & Sons Co.	30	176
Stericycle, Inc.*	136	6,796
Team, Inc.*	20	398
Tetra Tech, Inc.	80	5,283
UniFirst Corp.	30	4,479
US Ecology, Inc.	30	2,098
Viad Corp.	30	1,437
Waste Management, Inc.	587	52,519
		183,170
Communications Equipment 1.1%
ADTRAN, Inc.	20	269
Applied Optoelectronics, Inc.*	20	393
Arista Networks, Inc.*	76	17,507
ARRIS International PLC*	230	5,720
CalAmp Corp.*	30	598
Ciena Corp.*	196	6,127
Cisco Systems, Inc.	6,730	307,898
Comtech Telecommunications Corp.	32	893
Digi International, Inc.*	30	348
Extreme Networks, Inc.*	120	666
F5 Networks, Inc.*	98	17,177
Finisar Corp.*	170	2,837
Harmonic, Inc.*	50	276
InterDigital, Inc.	60	4,257
Juniper Networks, Inc.	510	14,928
Lumentum Holdings, Inc.*	100	5,465
Motorola Solutions, Inc.	243	29,782
NETGEAR, Inc.*	50	2,774

Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
NetScout Systems, Inc.*	100	$ 2,526
Oclaro, Inc.*	160	1,315
Plantronics, Inc.	52	3,066
ViaSat, Inc.*	95	6,057
Viavi Solutions, Inc.*	290	3,344
		434,223
Construction & Engineering 0.1%
AECOM*	214	6,236
Aegion Corp.*	20	387
Comfort Systems USA, Inc.	57	3,048
Dycom Industries, Inc.*	40	2,715
EMCOR Group, Inc.	80	5,679
Fluor Corp.	200	8,772
Granite Construction, Inc.	60	2,743
Jacobs Engineering Group, Inc.	180	13,516
KBR, Inc.	170	3,363
MYR Group, Inc.*	20	668
Orion Group Holdings, Inc.*	50	236
Quanta Services, Inc.*	220	6,864
Valmont Industries, Inc.	35	4,351
		58,578
Construction Materials 0.1%
Eagle Materials, Inc.	83	6,129
Martin Marietta Materials, Inc.	95	16,272
U.S. Concrete, Inc.*	20	653
Vulcan Materials Co.	196	19,823
		42,877
Consumer Finance 0.6%
American Express Co.	1,046	107,455
Capital One Financial Corp.	705	62,956
Discover Financial Services	504	35,114
Encore Capital Group, Inc.*	20	508
Enova International, Inc.*	40	946
EZCORP, Inc. (Class A Stock)*	40	398
FirstCash, Inc.	62	4,985
Green Dot Corp. (Class A Stock)*	80	6,059
Navient Corp.	310	3,590
PRA Group, Inc.*	50	1,542

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
SLM Corp.*	620	$ 6,287
Synchrony Financial	1,010	29,169
World Acceptance Corp.*	10	1,015
		260,024
Containers & Packaging 0.3%
AptarGroup, Inc.	90	9,176
Avery Dennison Corp.	130	11,794
Ball Corp.	520	23,296
Bemis Co., Inc.	130	5,950
Greif, Inc. (Class A Stock)	28	1,324
International Paper Co.	610	27,670
Myers Industries, Inc.	35	555
Owens-Illinois, Inc.*	180	2,821
Packaging Corp. of America	150	13,771
Sealed Air Corp.	230	7,443
Silgan Holdings, Inc.	110	2,643
Sonoco Products Co.	150	8,187
WestRock Co.	370	15,899
		130,529
Distributors 0.1%
Core-Mark Holding Co., Inc.	60	2,305
Genuine Parts Co.	222	21,738
LKQ Corp.*	450	12,272
Pool Corp.	67	9,765
		46,080
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	80	4,050
American Public Education, Inc.*	20	655
Career Education Corp.*	50	719
Graham Holdings Co. (Class B Stock)	7	4,067
H&R Block, Inc.	310	8,228
Regis Corp.*	30	505
Service Corp. International	260	10,782
Sotheby’s*	40	1,680
Strategic Education, Inc.	39	4,907
Weight Watchers International, Inc.*	70	4,627
		40,220

Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	2,869	$ 588,948
Jefferies Financial Group, Inc.	416	8,932
		597,880
Diversified Telecommunication Services 1.8%
AT&T, Inc.	10,682	327,724
ATN International, Inc.	20	1,690
CenturyLink, Inc.	1,398	28,855
Cincinnati Bell, Inc.*	40	568
Cogent Communications Holdings, Inc.	60	3,119
Consolidated Communications Holdings, Inc.	60	751
Frontier Communications Corp.	35	168
Iridium Communications, Inc.*	130	2,575
Verizon Communications, Inc.	6,084	347,335
Vonage Holdings Corp.*	250	3,315
		716,100
Electric Utilities 1.7%
ALLETE, Inc.	90	6,660
Alliant Energy Corp.	340	14,613
American Electric Power Co., Inc.	726	53,259
Duke Energy Corp.	1,048	86,596
Edison International	490	34,001
El Paso Electric Co.	60	3,423
Entergy Corp.	280	23,506
Evergy, Inc.	411	23,012
Eversource Energy	470	29,732
Exelon Corp.	1,432	62,736
FirstEnergy Corp.	720	26,842
Hawaiian Electric Industries, Inc.	160	5,968
IDACORP, Inc.	70	6,528
NextEra Energy, Inc.	697	120,232
OGE Energy Corp.	293	10,592
PG&E Corp.*	770	36,044
Pinnacle West Capital Corp.	172	14,147
PNM Resources, Inc.	130	4,993
PPL Corp.	1,034	31,434
Southern Co. (The)	1,506	67,815
Xcel Energy, Inc.	750	36,758
		698,891

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.5%
Acuity Brands, Inc.	63	$ 7,915
AMETEK, Inc.	350	23,478
AZZ, Inc.	30	1,331
Eaton Corp. PLC	638	45,726
Emerson Electric Co.	920	62,450
Encore Wire Corp.	42	1,856
EnerSys	65	5,172
Hubbell, Inc.	86	8,746
nVent Electric PLC (United Kingdom)	210	5,128
Powell Industries, Inc.	10	292
Regal Beloit Corp.	70	5,019
Rockwell Automation, Inc.	180	29,651
Vicor Corp.*	30	1,203
		197,967
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. (Class A Stock)	450	40,275
Anixter International, Inc.*	42	2,759
Arrow Electronics, Inc.*	130	8,802
Avnet, Inc.	180	7,213
Badger Meter, Inc.	40	1,964
Bel Fuse, Inc. (Class B Stock)	20	440
Belden, Inc.	60	3,243
Benchmark Electronics, Inc.	50	1,091
Cognex Corp.	240	10,282
Coherent, Inc.*	44	5,418
Control4 Corp.*	20	558
Corning, Inc.	1,190	38,020
CTS Corp.	40	1,068
Daktronics, Inc.	50	366
Electro Scientific Industries, Inc.*	10	290
ePlus, Inc.*	16	1,358
Fabrinet (Thailand)*	40	1,733
FARO Technologies, Inc.*	20	1,011
FLIR Systems, Inc.	200	9,262
II-VI, Inc.*	70	2,606
Insight Enterprises, Inc.*	60	3,101
IPG Photonics Corp.*	52	6,945
Itron, Inc.*	50	2,607
Jabil, Inc.	210	5,193
KEMET Corp.*	45	980
Keysight Technologies, Inc.*	285	16,268

Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Knowles Corp.*	80	$ 1,294
Littelfuse, Inc.	41	7,428
Methode Electronics, Inc.	36	1,066
MTS Systems Corp.	20	947
National Instruments Corp.	160	7,835
OSI Systems, Inc.*	20	1,383
Park Electrochemical Corp.	23	406
Plexus Corp.*	57	3,329
Rogers Corp.*	26	3,200
Sanmina Corp.*	70	1,771
ScanSource, Inc.*	40	1,555
SYNNEX Corp.	61	4,734
TE Connectivity Ltd.	514	38,766
Tech Data Corp.*	62	4,381
Trimble, Inc.*	370	13,831
TTM Technologies, Inc.*	70	819
Vishay Intertechnology, Inc.	160	2,928
Zebra Technologies Corp. (Class A Stock)*	78	12,971
		281,497
Energy Equipment & Services 0.7%
Apergy Corp.*	106	4,133
Archrock, Inc.	110	1,129
Baker Hughes a GE Co.	600	16,014
Bristow Group, Inc.*	50	550
C&J Energy Services, Inc.*	70	1,315
CARBO Ceramics, Inc.*	30	145
Core Laboratories NV	65	5,540
Diamond Offshore Drilling, Inc.*	50	709
Dril-Quip, Inc.*	50	2,128
Ensco PLC (Class A Stock)	564	4,027
Era Group, Inc.*	30	340
Exterran Corp.*	18	376
Geospace Technologies Corp.*	20	255
Gulf Island Fabrication, Inc.	40	340
Halliburton Co.	1,284	44,529
Helix Energy Solutions Group, Inc.*	140	1,193
Helmerich & Payne, Inc.	160	9,966
KLX Energy Services Holdings, Inc.*	28	809
Matrix Service Co.*	40	813
McDermott International, Inc.*	220	1,701
Nabors Industries Ltd.	437	2,172

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
National Oilwell Varco, Inc.	570	$ 20,976
Newpark Resources, Inc.*	60	493
Noble Corp. PLC*	350	1,757
Oceaneering International, Inc.*	120	2,273
Oil States International, Inc.*	70	1,559
Patterson-UTI Energy, Inc.	260	4,326
Pioneer Energy Services Corp.*	75	223
ProPetro Holding Corp.*	85	1,500
Rowan Cos. PLC (Class A Stock)*	170	2,705
Schlumberger Ltd.	2,033	104,313
SEACOR Holdings, Inc.*	25	1,200
Superior Energy Services, Inc.*	200	1,566
TechnipFMC PLC (United Kingdom)	610	16,043
TETRA Technologies, Inc.*	90	267
Transocean Ltd.*	610	6,716
Unit Corp.*	50	1,156
US Silica Holdings, Inc.	90	1,260
		266,517
Entertainment 1.8%
Activision Blizzard, Inc.	1,132	78,165
Cinemark Holdings, Inc.	165	6,859
Electronic Arts, Inc.*	449	40,850
Live Nation Entertainment, Inc.*	200	10,460
Marcus Corp. (The)	20	780
Netflix, Inc.*	644	194,346
Take-Two Interactive Software, Inc.*	170	21,908
Twenty-First Century Fox, Inc. (Class A Stock)	1,560	71,011
Twenty-First Century Fox, Inc. (Class B Stock)	720	32,530
Viacom, Inc. (Class B Stock)	500	15,990
Walt Disney Co. (The)	2,195	252,052
World Wrestling Entertainment, Inc. (Class A Stock)	60	4,355
		729,306
Equity Real Estate Investment Trusts (REITs) 2.9%
Acadia Realty Trust	110	3,062
Agree Realty Corp.	50	2,864
Alexander & Baldwin, Inc.	62	1,211
Alexandria Real Estate Equities, Inc.	162	19,801
American Assets Trust, Inc., REIT	40	1,534
American Campus Communities, Inc.	200	7,902
American Tower Corp.	653	101,744

Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Apartment Investment & Management Co. (Class A Stock)	240	$ 10,330
Armada Hoffler Properties, Inc.	35	524
AvalonBay Communities, Inc., REIT	205	35,953
Boston Properties, Inc., REIT	234	28,258
Camden Property Trust, REIT	146	13,179
CareTrust REIT, Inc.	70	1,236
CBL & Associates Properties, Inc.	85	281
Cedar Realty Trust, Inc.	70	264
Chatham Lodging Trust	25	488
Chesapeake Lodging Trust	90	2,645
Community Healthcare Trust, Inc., REIT	20	594
CoreCivic, Inc.	140	3,144
CoreSite Realty Corp., REIT	55	5,162
Corporate Office Properties Trust	130	3,359
Cousins Properties, Inc.	510	4,238
Crown Castle International Corp., REIT	616	66,984
CyrusOne, Inc., REIT	160	8,517
DiamondRock Hospitality Co., REIT	250	2,613
Digital Realty Trust, Inc., REIT	310	32,011
Douglas Emmett, Inc.	230	8,324
Duke Realty Corp., REIT	510	14,061
Easterly Government Properties, Inc., REIT	55	999
EastGroup Properties, Inc.	52	4,981
EPR Properties	110	7,561
Equinix, Inc., REIT	118	44,691
Equity Residential	544	35,338
Essex Property Trust, Inc., REIT	104	26,081
Extra Space Storage, Inc., REIT	189	17,021
Federal Realty Investment Trust, REIT	113	14,018
First Industrial Realty Trust, Inc., REIT	160	4,912
Four Corners Property Trust, Inc., REIT	90	2,347
Franklin Street Properties Corp.	50	348
GEO Group, Inc. (The)	155	3,427
Getty Realty Corp.	25	671
Global Net Lease, Inc.	70	1,418
Government Properties Income Trust	75	662
HCP, Inc.	700	19,285
Healthcare Realty Trust, Inc.	185	5,154
Hersha Hospitality Trust	20	351
Highwoods Properties, Inc., REIT	160	6,822
Hospitality Properties Trust	240	6,149
Host Hotels & Resorts, Inc., REIT	1,050	20,065
Independence Realty Trust, Inc.	40	396

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Iron Mountain, Inc.	410	$ 12,550
iStar, Inc.	90	945
JBG SMITH Properties, REIT	160	5,997
Kilroy Realty Corp., REIT	150	10,332
Kimco Realty Corp., REIT	600	9,654
Kite Realty Group Trust	80	1,267
Lamar Advertising Co. (Class A Stock)	130	9,532
LaSalle Hotel Properties	150	4,951
Lexington Realty Trust	260	2,020
Liberty Property Trust	204	8,541
Life Storage, Inc.	65	6,120
LTC Properties, Inc.	60	2,566
Macerich Co. (The), REIT	166	8,569
Mack-Cali Realty Corp.	130	2,639
Medical Properties Trust, Inc., REIT	520	7,727
Mid-America Apartment Communities, Inc.	174	17,002
National Retail Properties, Inc.	224	10,472
National Storage Affiliates Trust	60	1,598
Omega Healthcare Investors, Inc.	300	10,005
Pennsylvania Real Estate Investment Trust	30	269
PotlatchDeltic Corp.	78	2,828
Prologis, Inc., REIT	922	59,441
PS Business Parks, Inc.	36	4,702
Public Storage, REIT	221	45,409
Ramco-Gershenson Properties Trust	40	531
Rayonier, Inc.	200	6,040
Realty Income Corp.	426	25,675
Regency Centers Corp.	261	16,537
Retail Opportunity Investments Corp.	150	2,639
Sabra Health Care REIT, Inc., REIT	263	5,694
Saul Centers, Inc.	10	478
SBA Communications Corp.*	171	27,731
Senior Housing Properties Trust	310	4,982
Simon Property Group, Inc., REIT	458	84,052
SL Green Realty Corp.	141	12,868
Summit Hotel Properties, Inc.	95	1,094
Tanger Factory Outlet Centers, Inc.	130	2,894
Taubman Centers, Inc.	100	5,501
UDR, Inc., REIT	385	15,088
Uniti Group, Inc.	250	4,785
Universal Health Realty Income Trust	26	1,667
Urban Edge Properties	140	2,869
Urstadt Biddle Properties, Inc. (Class A Stock)	20	398

Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Ventas, Inc.	526	$ 30,529
Vornado Realty Trust	250	17,020
Washington Prime Group, Inc.	130	832
Weingarten Realty Investors	180	5,062
Welltower, Inc., REIT	548	36,206
Weyerhaeuser Co.	1,120	29,826
Whitestone REIT	30	404
		1,189,518
Food & Staples Retailing 1.4%
Andersons, Inc. (The)	33	1,188
Casey’s General Stores, Inc.	60	7,567
Chefs’ Warehouse, Inc. (The)*	30	1,009
Costco Wholesale Corp.	646	147,695
Kroger Co. (The)	1,172	34,879
SpartanNash Co.	20	357
Sprouts Farmers Market, Inc.*	170	4,571
Sysco Corp.	702	50,074
United Natural Foods, Inc.*	50	1,086
Walgreens Boots Alliance, Inc.	1,244	99,234
Walmart, Inc.	2,111	211,691
		559,351
Food Products 1.1%
Archer-Daniels-Midland Co.	830	39,217
B&G Foods, Inc.	76	1,979
Calavo Growers, Inc.	20	1,940
Cal-Maine Foods, Inc.	43	2,093
Campbell Soup Co.	270	10,101
Conagra Brands, Inc.	686	24,421
Darling Ingredients, Inc.*	190	3,925
Dean Foods Co.	40	320
Flowers Foods, Inc.	260	5,021
General Mills, Inc.	880	38,544
Hain Celestial Group, Inc. (The)*	110	2,737
Hershey Co. (The)	205	21,966
Hormel Foods Corp.	390	17,020
Ingredion, Inc.	108	10,927
J&J Snack Foods Corp.	24	3,748
J.M. Smucker Co. (The)	172	18,631
John B Sanfilippo & Son, Inc.	10	631
Kellogg Co.	380	24,882

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Kraft Heinz Co. (The)	908	$ 49,913
Lamb Weston Holdings, Inc.	220	17,195
Lancaster Colony Corp.	35	5,998
McCormick & Co., Inc.	180	25,920
Mondelez International, Inc. (Class A Stock)	2,146	90,089
Post Holdings, Inc.*	100	8,842
Sanderson Farms, Inc.	35	3,444
Seneca Foods Corp. (Class A Stock)*	16	506
Tootsie Roll Industries, Inc.	20	631
TreeHouse Foods, Inc.*	70	3,189
Tyson Foods, Inc. (Class A Stock)	442	26,485
		460,315
Gas Utilities 0.2%
Atmos Energy Corp.	166	15,452
National Fuel Gas Co.	130	7,058
New Jersey Resources Corp.	130	5,863
Northwest Natural Holding Co.	56	3,628
ONE Gas, Inc.	86	6,786
South Jersey Industries, Inc.	120	3,545
Southwest Gas Holdings, Inc.	86	6,645
Spire, Inc.	88	6,387
UGI Corp.	250	13,265
		68,629
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	2,578	177,727
ABIOMED, Inc.*	71	24,225
Align Technology, Inc.*	110	24,332
AngioDynamics, Inc.*	30	613
Anika Therapeutics, Inc.*	10	358
Avanos Medical, Inc.*	70	3,962
Baxter International, Inc.	730	45,632
Becton, Dickinson and Co.	396	91,278
Boston Scientific Corp.*	2,030	73,364
Cantel Medical Corp.	50	3,957
CONMED Corp.	50	3,371
Cooper Cos., Inc. (The)	76	19,632
CryoLife, Inc.*	30	929
Cutera, Inc.*	10	203
Danaher Corp.	921	91,547
DENTSPLY SIRONA, Inc.	310	10,735

Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Edwards Lifesciences Corp.*	308	$ 45,461
Globus Medical, Inc. (Class A Stock)*	102	5,391
Haemonetics Corp.*	80	8,358
Heska Corp.*	7	702
Hill-Rom Holdings, Inc.	110	9,249
Hologic, Inc.*	390	15,206
ICU Medical, Inc.*	30	7,642
IDEXX Laboratories, Inc.*	130	27,576
Inogen, Inc.*	26	4,929
Integer Holdings Corp.*	40	2,979
Integra LifeSciences Holdings Corp.*	115	6,161
Intuitive Surgical, Inc.*	175	91,206
Invacare Corp.	40	517
Lantheus Holdings, Inc.*	10	140
LeMaitre Vascular, Inc.	17	454
LivaNova PLC*	75	8,399
Masimo Corp.*	77	8,901
Medtronic PLC	1,986	178,382
Meridian Bioscience, Inc.	44	713
Merit Medical Systems, Inc.*	86	4,912
Natus Medical, Inc.*	40	1,195
Neogen Corp.*	73	4,433
NuVasive, Inc.*	85	4,774
OraSure Technologies, Inc.*	25	347
Orthofix Medical, Inc.*	30	1,825
ResMed, Inc.	216	22,879
STERIS PLC	123	13,445
Stryker Corp.	462	74,946
Surmodics, Inc.*	20	1,269
Tactile Systems Technology, Inc.*	21	1,375
Teleflex, Inc.	67	16,130
Varex Imaging Corp.*	39	1,012
Varian Medical Systems, Inc.*	140	16,712
West Pharmaceutical Services, Inc.	110	11,651
Zimmer Biomet Holdings, Inc.	306	34,759
		1,205,895
Health Care Providers & Services 3.2%
Acadia Healthcare Co., Inc.*	135	5,603
Aetna, Inc.	485	96,224
Amedisys, Inc.*	46	5,060
AmerisourceBergen Corp.	236	20,768

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
AMN Healthcare Services, Inc.*	80	$ 4,050
Anthem, Inc.	385	106,094
BioTelemetry, Inc.*	59	3,428
Cardinal Health, Inc.	460	23,276
Centene Corp.*	302	39,357
Chemed Corp.	26	7,913
Cigna Corp.	359	76,758
Community Health Systems, Inc.*	60	190
CorVel Corp.*	14	811
Cross Country Healthcare, Inc.*	30	265
CVS Health Corp.	1,509	109,237
DaVita, Inc.*	190	12,795
Diplomat Pharmacy, Inc.*	40	794
Encompass Health Corp.	150	10,095
Ensign Group, Inc. (The)	60	2,222
Express Scripts Holding Co.*	826	80,097
HCA Healthcare, Inc.	399	53,278
HealthEquity, Inc.*	90	8,262
Henry Schein, Inc.*	228	18,924
Humana, Inc.	205	65,684
Laboratory Corp. of America Holdings*	155	24,885
LHC Group, Inc.*	49	4,480
LifePoint Health, Inc.*	70	4,540
Magellan Health, Inc.*	34	2,212
McKesson Corp.	301	37,553
MEDNAX, Inc.*	150	6,193
Molina Healthcare, Inc.*	90	11,409
Owens & Minor, Inc.	30	237
Patterson Cos., Inc.	94	2,123
Providence Service Corp. (The)*	16	1,057
Quest Diagnostics, Inc.	204	19,198
Quorum Health Corp.*	50	199
Select Medical Holdings Corp.*	100	1,658
Tenet Healthcare Corp.*	100	2,573
Tivity Health, Inc.*	38	1,308
UnitedHealth Group, Inc.	1,421	371,378
Universal Health Services, Inc. (Class B Stock)	130	15,803
US Physical Therapy, Inc.	20	2,150
WellCare Health Plans, Inc.*	75	20,699
		1,280,840

Description	Shares	Value
Common Stocks (Continued)
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	230	$ 2,739
Cerner Corp.*	490	28,067
Computer Programs & Systems, Inc.	20	500
HealthStream, Inc.	20	526
HMS Holdings Corp.*	110	3,170
Medidata Solutions, Inc.*	85	5,976
NextGen Healthcare, Inc.*	30	443
Omnicell, Inc.*	66	4,666
Tabula Rasa HealthCare, Inc.*	20	1,478
		47,565
Hotels, Restaurants & Leisure 1.7%
Belmond Ltd. (United Kingdom) (Class A Stock)*	80	1,370
BJ’s Restaurants, Inc.	30	1,835
Boyd Gaming Corp.	102	2,709
Brinker International, Inc.	50	2,168
Carnival Corp.	600	33,624
Cheesecake Factory, Inc. (The)	70	3,384
Chipotle Mexican Grill, Inc.*	40	18,413
Churchill Downs, Inc.	19	4,743
Chuy’s Holdings, Inc.*	20	487
Cracker Barrel Old Country Store, Inc.	42	6,665
Darden Restaurants, Inc.	190	20,244
Dave & Buster’s Entertainment, Inc.	70	4,168
Dine Brands Global, Inc.	30	2,431
Domino’s Pizza, Inc.	68	18,278
Dunkin’ Brands Group, Inc.	132	9,578
El Pollo Loco Holdings, Inc.*	31	388
Eldorado Resorts, Inc.*	100	3,650
Fiesta Restaurant Group, Inc.*	30	774
Hilton Worldwide Holdings, Inc.	443	31,528
International Speedway Corp. (Class A Stock)	20	750
Jack in the Box, Inc.	50	3,947
Marriott International, Inc. (Class A Stock)	425	49,678
Marriott Vacations Worldwide Corp.	56	4,955
McDonald’s Corp.	1,150	203,435
MGM Resorts International	722	19,263
Monarch Casino & Resort, Inc.*	20	775
Norwegian Cruise Line Holdings Ltd.*	296	13,045
Papa John’s International, Inc.	36	1,963
Penn National Gaming, Inc.*	140	3,399
Red Robin Gourmet Burgers, Inc.*	10	302

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Royal Caribbean Cruises Ltd.	260	$ 27,230
Ruth’s Hospitality Group, Inc.	30	811
Scientific Games Corp.*	80	1,781
Shake Shack, Inc. (Class A Stock)*	38	2,010
Six Flags Entertainment Corp.	110	5,925
Sonic Corp.	40	1,731
Starbucks Corp.	1,981	115,433
Texas Roadhouse, Inc.	100	6,046
Wendy’s Co. (The)	220	3,793
Wingstop, Inc.	38	2,380
Wyndham Destinations, Inc.	130	4,664
Wyndham Hotels & Resorts, Inc.	150	7,393
Wynn Resorts Ltd.	148	14,889
Yum! Brands, Inc.	477	43,126
		705,161
Household Durables 0.4%
Cavco Industries, Inc.*	14	2,808
D.R. Horton, Inc.	490	17,620
Ethan Allen Interiors, Inc.	20	383
Garmin Ltd.	186	12,306
Helen of Troy Ltd.*	40	4,965
Installed Building Products, Inc.*	20	609
iRobot Corp.*	45	3,968
KB Home	80	1,598
La-Z-Boy, Inc.	50	1,390
Leggett & Platt, Inc.	180	6,536
Lennar Corp. (Class A Stock)	422	18,137
LGI Homes, Inc.*	20	856
M/I Homes, Inc.*	20	483
MDC Holdings, Inc.	44	1,236
Meritage Homes Corp.*	40	1,490
Mohawk Industries, Inc.*	97	12,099
Newell Brands, Inc.	626	9,941
NVR, Inc.*	5	11,195
PulteGroup, Inc.	380	9,337
Tempur Sealy International, Inc.*	70	3,235
Toll Brothers, Inc.	180	6,059
TopBuild Corp.*	50	2,281
TRI Pointe Group, Inc.*	195	2,320
Tupperware Brands Corp.	80	2,808
Universal Electronics, Inc.*	10	313

Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Whirlpool Corp.	96	$ 10,537
William Lyon Homes (Class A Stock)*	15	203
		144,713
Household Products 1.3%
Central Garden & Pet Co.*	20	650
Central Garden & Pet Co. (Class A Stock)*	35	1,038
Church & Dwight Co., Inc.	367	21,789
Clorox Co. (The)	192	28,502
Colgate-Palmolive Co.	1,280	76,224
Energizer Holdings, Inc.	96	5,642
Kimberly-Clark Corp.	512	53,401
Procter & Gamble Co. (The)	3,662	324,746
WD-40 Co.	23	3,843
		515,835
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	930	13,559
NRG Energy, Inc.	430	15,562
		29,121
Industrial Conglomerates 1.3%
3M Co.	872	165,907
Carlisle Cos., Inc.	95	9,176
General Electric Co.	12,790	129,179
Honeywell International, Inc.	1,096	158,723
Raven Industries, Inc.	40	1,739
Roper Technologies, Inc.	155	43,849
		508,573
Insurance 2.3%
Aflac, Inc.	1,128	48,583
Alleghany Corp.	22	13,215
Allstate Corp. (The)	520	49,774
Ambac Financial Group, Inc.*	55	1,132
American Equity Investment Life Holding Co.	130	4,059
American Financial Group, Inc.	108	10,803
American International Group, Inc.	1,300	53,677
AMERISAFE, Inc.	34	2,213
Aon PLC	362	56,537

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Arthur J. Gallagher & Co.	270	$ 19,983
Aspen Insurance Holdings Ltd. (Bermuda)	80	3,350
Assurant, Inc.	80	7,777
Brighthouse Financial, Inc.*	190	7,530
Brown & Brown, Inc.	340	9,581
Chubb Ltd.	689	86,063
Cincinnati Financial Corp.	234	18,402
CNO Financial Group, Inc.	220	4,158
eHealth, Inc.*	30	1,031
Employers Holdings, Inc.	36	1,655
Everest Re Group Ltd.	66	14,379
First American Financial Corp.	150	6,649
Genworth Financial, Inc. (Class A Stock)*	550	2,354
Hanover Insurance Group, Inc. (The)	68	7,574
Hartford Financial Services Group, Inc. (The)	540	24,527
HCI Group, Inc.	14	611
Horace Mann Educators Corp.	60	2,357
James River Group Holdings Ltd.	35	1,347
Kemper Corp.	101	7,594
Lincoln National Corp.	316	19,020
Loews Corp.	396	18,438
Maiden Holdings Ltd.	30	105
Marsh & McLennan Cos., Inc.	742	62,884
Mercury General Corp.	40	2,372
MetLife, Inc.	1,470	60,549
Navigators Group, Inc. (The)	30	2,074
Old Republic International Corp.	400	8,820
Primerica, Inc.	70	7,682
Principal Financial Group, Inc.	380	17,887
ProAssurance Corp.	90	3,953
Progressive Corp. (The)	868	60,500
Prudential Financial, Inc.	620	58,144
Reinsurance Group of America, Inc.	102	14,522
RenaissanceRe Holdings Ltd. (Bermuda)	59	7,207
RLI Corp.	60	4,436
Safety Insurance Group, Inc.	18	1,499
Selective Insurance Group, Inc.	80	5,188
Stewart Information Services Corp.	23	949
Third Point Reinsurance Ltd. (Bermuda)*	80	885
Torchmark Corp.	150	12,699
Travelers Cos., Inc. (The)	398	49,802
United Fire Group, Inc.	35	1,884
United Insurance Holdings Corp.	30	592

Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Universal Insurance Holdings, Inc.	50	$ 2,099
Unum Group	305	11,059
Willis Towers Watson PLC	196	28,059
WR Berkley Corp.	142	10,778
		941,001
Interactive Media & Services 3.9%
Alphabet, Inc. (Class A Stock)*	440	479,855
Alphabet, Inc. (Class C Stock)*	454	488,854
Cars.com, Inc.*	83	2,167
Facebook, Inc. (Class A Stock)*	3,555	539,613
QuinStreet, Inc.*	90	1,431
TripAdvisor, Inc.*	150	7,821
Twitter, Inc.*	1,060	36,835
XO Group, Inc.*	60	2,077
		1,558,653
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.*	602	962,002
Booking Holdings, Inc.*	70	131,220
eBay, Inc.*	1,360	39,481
Expedia Group, Inc.	181	22,703
Liquidity Services, Inc.*	50	297
Nutrisystem, Inc.	40	1,422
PetMed Express, Inc.	20	559
Shutterfly, Inc.*	47	2,350
Shutterstock, Inc.	20	818
Stamps.com, Inc.*	33	6,672
		1,167,524
IT Services 4.2%
Accenture PLC (Class A Stock)	948	149,424
Akamai Technologies, Inc.*	250	18,062
Alliance Data Systems Corp.	75	15,464
Automatic Data Processing, Inc.	652	93,940
Broadridge Financial Solutions, Inc.	178	20,815
CACI International, Inc. (Class A Stock)*	36	6,425
Cardtronics PLC (Class A Stock)*	64	1,738
Cognizant Technology Solutions Corp. (Class A Stock)	850	58,675
CoreLogic, Inc.*	110	4,468
CSG Systems International, Inc.	40	1,404

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
DXC Technology Co.	423	$ 30,807
EVERTEC, Inc. (Puerto Rico)	60	1,565
ExlService Holdings, Inc.*	54	3,461
Fidelity National Information Services, Inc.	491	51,113
Fiserv, Inc.*	600	47,580
FleetCor Technologies, Inc.*	134	26,804
Gartner, Inc.*	136	20,063
Global Payments, Inc.	233	26,616
International Business Machines Corp.	1,345	155,253
Jack Henry & Associates, Inc.	120	17,980
Leidos Holdings, Inc.	230	14,899
LiveRamp Holdings, Inc.*	120	5,482
ManTech International Corp. (Class A Stock)	36	2,062
Mastercard, Inc. (Class A Stock)	1,342	265,273
MAXIMUS, Inc.	90	5,847
NIC, Inc.	30	399
Paychex, Inc.	474	31,042
PayPal Holdings, Inc.*	1,752	147,501
Perficient, Inc.*	30	751
Perspecta, Inc.	181	4,433
Sabre Corp.	365	8,997
Science Applications International Corp.	70	4,866
Sykes Enterprises, Inc.*	40	1,227
Teradata Corp.*	170	6,188
Total System Services, Inc.	250	22,787
Travelport Worldwide Ltd.	160	2,394
TTEC Holdings, Inc.	20	498
Unisys Corp.*	60	1,105
VeriSign, Inc.*	161	22,949
Virtusa Corp.*	40	1,984
Visa, Inc. (Class A Stock)	2,623	361,581
Western Union Co. (The)	650	11,726
WEX, Inc.*	67	11,789
		1,687,437
Leisure Products 0.1%
Brunswick Corp.	120	6,239
Callaway Golf Co.	90	1,926
Hasbro, Inc.	170	15,591
Mattel, Inc.*	490	6,654
Nautilus, Inc.*	30	367
Polaris Industries, Inc.	92	8,186

Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Sturm Ruger & Co., Inc.	34	$ 2,019
Vista Outdoor, Inc.*	90	1,125
		42,107
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	480	31,099
Bio-Rad Laboratories, Inc. (Class A Stock)*	30	8,186
Bio-Techne Corp.	57	9,560
Cambrex Corp.*	46	2,451
Charles River Laboratories International, Inc.*	70	8,527
Illumina, Inc.*	216	67,208
IQVIA Holdings, Inc.*	245	30,118
Luminex Corp.	43	1,237
Mettler-Toledo International, Inc.*	39	21,326
PerkinElmer, Inc.	168	14,529
PRA Health Sciences, Inc.*	82	7,943
Syneos Health, Inc.*	90	4,107
Thermo Fisher Scientific, Inc.	592	138,321
Waters Corp.*	113	21,435
		366,047
Machinery 1.6%
Actuant Corp. (Class A Stock)	90	2,147
AGCO Corp.	90	5,044
Alamo Group, Inc.	10	857
Albany International Corp. (Class A Stock)	50	3,499
Astec Industries, Inc.	30	1,128
Barnes Group, Inc.	70	3,962
Briggs & Stratton Corp.	20	291
Caterpillar, Inc.	876	106,276
Chart Industries, Inc.*	58	3,947
CIRCOR International, Inc.	16	520
Crane Co.	84	7,311
Cummins, Inc.	226	30,892
Deere & Co.	481	65,147
Donaldson Co., Inc.	190	9,743
Dover Corp.	222	18,390
EnPro Industries, Inc.	30	1,866
ESCO Technologies, Inc.	40	2,449
Federal Signal Corp.	60	1,319
Flowserve Corp.	200	9,180
Fortive Corp.	456	33,858

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Franklin Electric Co., Inc.	43	$ 1,824
Graco, Inc.	246	9,995
Greenbrier Cos., Inc. (The)	40	1,898
Harsco Corp.*	120	3,296
Hillenbrand, Inc.	94	4,503
IDEX Corp.	120	15,218
Illinois Tool Works, Inc.	455	58,044
Ingersoll-Rand PLC	376	36,073
ITT, Inc.	120	6,060
John Bean Technologies Corp.	50	5,199
Kennametal, Inc.	120	4,254
Lincoln Electric Holdings, Inc.	94	7,606
Lindsay Corp.	15	1,434
Lydall, Inc.*	10	299
Mueller Industries, Inc.	50	1,218
Nordson Corp.	76	9,323
Oshkosh Corp.	100	5,614
PACCAR, Inc.	520	29,749
Parker-Hannifin Corp.	194	29,416
Pentair PLC (United Kingdom)	240	9,636
Proto Labs, Inc.*	47	5,614
Snap-on, Inc.	85	13,085
SPX Corp.*	50	1,466
SPX FLOW, Inc.*	60	2,054
Standex International Corp.	24	1,947
Stanley Black & Decker, Inc.	224	26,100
Tennant Co.	30	1,834
Terex Corp.	90	3,005
Timken Co. (The)	100	3,955
Titan International, Inc.	42	297
Toro Co. (The)	150	8,450
Trinity Industries, Inc.	220	6,281
Wabash National Corp.	30	453
Wabtec Corp.	125	10,252
Watts Water Technologies, Inc. (Class A Stock)	35	2,452
Woodward, Inc.	90	6,628
Xylem, Inc.	266	17,444
		659,802

Description	Shares	Value
Common Stocks (Continued)
Marine 0.0%
Kirby Corp.*	82	$ 5,899
Matson, Inc.	70	2,456
		8,355
Media 1.2%
AMC Networks, Inc. (Class A Stock)*	70	4,101
Cable One, Inc.	13	11,645
CBS Corp. (Class B Stock)	500	28,675
Charter Communications, Inc. (Class A Stock)*	266	85,218
Comcast Corp. (Class A Stock)	6,726	256,530
Discovery, Inc. (Class A Stock)*	230	7,450
Discovery, Inc. (Class C Stock)*	520	15,241
DISH Network Corp. (Class A Stock)*	330	10,144
EW Scripps Co. (The) (Class A Stock)	30	505
Gannett Co., Inc.	140	1,358
Interpublic Group of Cos., Inc. (The)	550	12,738
John Wiley & Sons, Inc. (Class A Stock)	60	3,254
Meredith Corp.	60	3,094
New Media Investment Group, Inc.	30	421
New York Times Co. (The) (Class A Stock)	200	5,280
News Corp. (Class A Stock)	540	7,122
News Corp. (Class B Stock)	150	2,001
Omnicom Group, Inc.	340	25,269
Scholastic Corp.	30	1,301
TechTarget, Inc.*	30	610
TEGNA, Inc.	310	3,577
		485,534
Metals & Mining 0.3%
AK Steel Holding Corp.*	290	1,073
Allegheny Technologies, Inc.*	155	4,013
Carpenter Technology Corp.	80	3,489
Century Aluminum Co.*	40	318
Commercial Metals Co.	150	2,859
Compass Minerals International, Inc.	60	2,910
Freeport-McMoRan, Inc.	2,060	23,999
Haynes International, Inc.	16	463
Kaiser Aluminum Corp.	26	2,480
Materion Corp.	36	2,046
Newmont Mining Corp.	760	23,499
Nucor Corp.	476	28,141
Olympic Steel, Inc.	20	377

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Reliance Steel & Aluminum Co.	110	$ 8,681
Royal Gold, Inc.	98	7,510
Steel Dynamics, Inc.	340	13,464
SunCoke Energy, Inc.*	40	448
TimkenSteel Corp.*	30	349
United States Steel Corp.	230	6,102
Worthington Industries, Inc.	50	2,094
		134,315
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	140	2,619
ARMOUR Residential REIT, Inc.	30	653
Capstead Mortgage Corp.	40	274
Granite Point Mortgage Trust, Inc.	50	931
Invesco Mortgage Capital, Inc.	110	1,659
New York Mortgage Trust, Inc.	125	768
PennyMac Mortgage Investment Trust	50	966
Redwood Trust, Inc.	100	1,642
		9,512
Multiline Retail 0.5%
Big Lots, Inc.	50	2,076
Dillard’s, Inc. (Class A Stock)	30	2,113
Dollar General Corp.	390	43,438
Dollar Tree, Inc.*	351	29,589
J.C. Penney Co., Inc.*	140	206
Kohl’s Corp.	250	18,932
Macy’s, Inc.	450	15,430
Nordstrom, Inc.	176	11,576
Ollie’s Bargain Outlet Holdings, Inc.*	80	7,432
Target Corp.	774	64,730
		195,522
Multi-Utilities 0.9%
Ameren Corp.	360	23,249
Avista Corp.	90	4,628
Black Hills Corp.	80	4,760
CenterPoint Energy, Inc.	704	19,015
CMS Energy Corp.	420	20,798
Consolidated Edison, Inc.	462	35,112
Dominion Energy, Inc.	972	69,420

Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
DTE Energy Co.	271	$ 30,461
MDU Resources Group, Inc.	270	6,739
NiSource, Inc.	510	12,934
NorthWestern Corp.	70	4,113
Public Service Enterprise Group, Inc.	740	39,538
SCANA Corp.	220	8,811
Sempra Energy	410	45,149
Vectren Corp.	130	9,299
WEC Energy Group, Inc.	470	32,148
		366,174
Oil, Gas & Consumable Fuels 4.5%
Anadarko Petroleum Corp.	750	39,900
Apache Corp.	550	20,806
Bonanza Creek Energy, Inc.*	30	773
Cabot Oil & Gas Corp.	640	15,507
Callon Petroleum Co.*	305	3,041
Carrizo Oil & Gas, Inc.*	120	2,185
Chesapeake Energy Corp.*	1,130	3,966
Chevron Corp.	2,824	315,300
Cimarex Energy Co.	136	10,808
Cloud Peak Energy, Inc.*	75	128
CNX Resources Corp.*	280	4,382
Concho Resources, Inc.*	298	41,449
ConocoPhillips	1,722	120,368
CONSOL Energy, Inc.*	25	996
Denbury Resources, Inc.*	610	2,104
Devon Energy Corp.	750	24,300
Energen Corp.*	130	9,356
EOG Resources, Inc.	859	90,487
EQT Corp.	380	12,909
Exxon Mobil Corp.	6,237	496,964
Green Plains, Inc.	20	341
Gulfport Energy Corp.*	220	2,004
Hess Corp.	380	21,812
HighPoint Resources Corp.*	75	279
HollyFrontier Corp.	250	16,860
Kinder Morgan, Inc.	2,770	47,145
Laredo Petroleum, Inc.*	170	891
Marathon Oil Corp.	1,210	22,978
Marathon Petroleum Corp.	993	69,957
Matador Resources Co.*	145	4,182

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Murphy Oil Corp.	230	$ 7,328
Newfield Exploration Co.*	280	5,656
Noble Energy, Inc.	690	17,146
Oasis Petroleum, Inc.*	380	3,823
Occidental Petroleum Corp.	1,134	76,057
ONEOK, Inc.	610	40,016
Par Pacific Holdings, Inc.*	20	354
PBF Energy, Inc. (Class A Stock)	195	8,161
PDC Energy, Inc.*	90	3,820
Penn Virginia Corp.*	20	1,376
Phillips 66	637	65,496
Pioneer Natural Resources Co.	251	36,965
QEP Resources, Inc.*	300	2,673
Range Resources Corp.	280	4,438
Renewable Energy Group, Inc.*	40	1,243
REX American Resources Corp.*	6	445
Ring Energy, Inc.*	50	357
SM Energy Co.	135	3,286
Southwestern Energy Co.*	830	4,432
SRC Energy, Inc.*	300	2,124
Valero Energy Corp.	628	57,205
Williams Cos., Inc. (The)	1,764	42,918
World Fuel Services Corp.	100	3,200
WPX Energy, Inc.*	530	8,501
		1,799,198
Paper & Forest Products 0.0%
Boise Cascade Co.	40	1,232
Clearwater Paper Corp.*	10	241
Domtar Corp.	80	3,705
KapStone Paper & Packaging Corp.	110	3,850
Louisiana-Pacific Corp.	180	3,918
Neenah, Inc.	20	1,609
P.H. Glatfelter Co.	20	358
Schweitzer-Mauduit International, Inc.	30	958
		15,871
Personal Products 0.2%
Avon Products, Inc. (United Kingdom)*	200	392
Coty, Inc. (Class A Stock)	640	6,752
Edgewell Personal Care Co.*	80	3,838
Estee Lauder Cos., Inc. (The) (Class A Stock)	336	46,180

Description	Shares	Value
Common Stocks (Continued)
Personal Products (cont’d.)
Inter Parfums, Inc.	20	$ 1,180
Medifast, Inc.	18	3,810
Nu Skin Enterprises, Inc. (Class A Stock)	77	5,407
		67,559
Pharmaceuticals 4.2%
Akorn, Inc.*	88	587
Allergan PLC	470	74,265
Amphastar Pharmaceuticals, Inc.*	20	359
ANI Pharmaceuticals, Inc.*	10	485
Assertio Therapeutics, Inc.*	30	146
Bristol-Myers Squibb Co.	2,392	120,892
Catalent, Inc.*	205	8,270
Corcept Therapeutics, Inc.*	90	1,058
Eli Lilly & Co.	1,414	153,334
Endo International PLC*	260	4,404
Innoviva, Inc.*	40	558
Johnson & Johnson	3,949	552,821
Lannett Co., Inc.*	20	73
Mallinckrodt PLC*	120	3,007
Medicines Co. (The)*	70	1,628
Merck & Co., Inc.	3,927	289,066
Mylan NV*	736	23,000
Nektar Therapeutics*	260	10,057
Perrigo Co. PLC	180	12,654
Pfizer, Inc.	8,628	371,522
Phibro Animal Health Corp. (Class A Stock)	20	858
Prestige Consumer Healthcare, Inc.*	80	2,893
Supernus Pharmaceuticals, Inc.*	70	3,329
Zoetis, Inc.	710	64,006
		1,699,272
Professional Services 0.4%
ASGN, Inc.*	90	6,037
Dun & Bradstreet Corp. (The)	60	8,537
Equifax, Inc.	184	18,665
Exponent, Inc.	80	4,037
Forrester Research, Inc.	16	644
FTI Consulting, Inc.*	60	4,147
Heidrick & Struggles International, Inc.	20	690
IHS Markit Ltd.*	530	27,841
Insperity, Inc.	60	6,591

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Kelly Services, Inc. (Class A Stock)	20	$ 470
Korn/Ferry International	70	3,160
ManpowerGroup, Inc.	103	7,858
Navigant Consulting, Inc.	20	432
Nielsen Holdings PLC	520	13,509
Resources Connection, Inc.	30	490
Robert Half International, Inc.	180	10,895
TrueBlue, Inc.*	25	583
Verisk Analytics, Inc.*	242	29,001
WageWorks, Inc.*	60	2,389
		145,976
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	450	18,130
HFF, Inc. (Class A Stock)	40	1,470
Jones Lang LaSalle, Inc.	68	8,994
RE/MAX Holdings, Inc. (Class A Stock)	20	748
Realogy Holdings Corp.	160	3,051
		32,393
Road & Rail 1.0%
ArcBest Corp.	33	1,225
Avis Budget Group, Inc.*	90	2,531
CSX Corp.	1,207	83,114
Genesee & Wyoming, Inc. (Class A Stock)*	86	6,814
Heartland Express, Inc.	20	389
J.B. Hunt Transport Services, Inc.	130	14,379
Kansas City Southern	150	15,294
Knight-Swift Transportation Holdings, Inc.	195	6,240
Landstar System, Inc.	60	6,005
Marten Transport Ltd.	33	636
Norfolk Southern Corp.	420	70,489
Old Dominion Freight Line, Inc.	100	13,042
Ryder System, Inc.	80	4,425
Saia, Inc.*	40	2,514
Union Pacific Corp.	1,095	160,111
Werner Enterprises, Inc.	53	1,706
		388,914
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	46	1,979

Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Advanced Micro Devices, Inc.*	1,220	$ 22,216
Analog Devices, Inc.	548	45,873
Applied Materials, Inc.	1,436	47,216
Axcelis Technologies, Inc.*	30	518
Broadcom, Inc.	639	142,810
Brooks Automation, Inc.	100	3,103
Cabot Microelectronics Corp.	42	4,100
CEVA, Inc.*	16	394
Cirrus Logic, Inc.*	80	2,995
Cohu, Inc.	55	1,144
Cree, Inc.*	143	5,551
Cypress Semiconductor Corp.	520	6,729
Diodes, Inc.*	50	1,509
DSP Group, Inc.*	40	489
First Solar, Inc.*	110	4,598
FormFactor, Inc.*	75	918
Ichor Holdings Ltd.*	30	532
Integrated Device Technology, Inc.*	180	8,426
Intel Corp.	6,791	318,362
KLA-Tencor Corp.	237	21,695
Kopin Corp.*	130	290
Kulicke & Soffa Industries, Inc. (Singapore)	70	1,423
Lam Research Corp.	238	33,732
MaxLinear, Inc.*	50	970
Microchip Technology, Inc.	345	22,694
Micron Technology, Inc.*	1,708	64,426
MKS Instruments, Inc.	75	5,527
Monolithic Power Systems, Inc.	65	7,678
Nanometrics, Inc.*	20	641
NVIDIA Corp.	897	189,114
PDF Solutions, Inc.*	30	240
Photronics, Inc.*	60	584
Power Integrations, Inc.	43	2,422
Qorvo, Inc.*	184	13,526
QUALCOMM, Inc.	2,082	130,937
Rambus, Inc.*	80	697
Rudolph Technologies, Inc.*	30	624
Semtech Corp.*	90	4,045
Silicon Laboratories, Inc.*	60	4,892
Skyworks Solutions, Inc.	260	22,558
SolarEdge Technologies, Inc.*	60	2,324
Synaptics, Inc.*	40	1,502
Teradyne, Inc.	284	9,784

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	1,431	$ 132,840
Ultra Clean Holdings, Inc.*	35	368
Veeco Instruments, Inc.*	25	238
Versum Materials, Inc.	140	4,418
Xilinx, Inc.	384	32,782
Xperi Corp.	20	260
		1,332,693
Software 5.3%
8x8, Inc.*	90	1,547
ACI Worldwide, Inc.*	170	4,265
Adobe, Inc.*	728	178,913
Agilysys, Inc.*	40	651
Alarm.com Holdings, Inc.*	50	2,224
ANSYS, Inc.*	127	18,993
Autodesk, Inc.*	322	41,618
Blackbaud, Inc.	70	5,020
Bottomline Technologies DE, Inc.*	60	3,998
CA, Inc.	460	20,406
Cadence Design Systems, Inc.*	420	18,719
CDK Global, Inc.	200	11,448
Citrix Systems, Inc.*	190	19,469
CommVault Systems, Inc.*	50	2,911
Ebix, Inc.	28	1,605
Fair Isaac Corp.*	43	8,287
Fortinet, Inc.*	210	17,258
Intuit, Inc.	386	81,446
j2 Global, Inc.	81	5,900
LivePerson, Inc.*	50	1,130
LogMeIn, Inc.	87	7,492
Manhattan Associates, Inc.*	100	4,774
Microsoft Corp.	11,290	1,205,885
MicroStrategy, Inc. (Class A Stock)*	16	2,016
Monotype Imaging Holdings, Inc.	44	771
OneSpan, Inc.*	30	440
Oracle Corp.	4,162	203,272
Progress Software Corp.	48	1,543
PTC, Inc.*	160	13,186
Qualys, Inc.*	48	3,420
Red Hat, Inc.*	268	45,999
salesforce.com, Inc.*	1,115	153,023
SPS Commerce, Inc.*	28	2,607

Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Symantec Corp.	880	$ 15,972
Synopsys, Inc.*	230	20,592
TiVo Corp.	100	1,100
Tyler Technologies, Inc.*	62	13,123
Ultimate Software Group, Inc. (The)*	53	14,131
		2,155,154
Specialty Retail 2.2%
Aaron’s, Inc.	100	4,713
Abercrombie & Fitch Co. (Class A Stock)	60	1,182
Advance Auto Parts, Inc.	113	18,053
American Eagle Outfitters, Inc.	250	5,765
Asbury Automotive Group, Inc.*	26	1,693
Ascena Retail Group, Inc.*	70	269
AutoNation, Inc.*	79	3,198
AutoZone, Inc.*	40	29,339
Barnes & Noble Education, Inc.*	40	228
Barnes & Noble, Inc.	40	253
Bed Bath & Beyond, Inc.	190	2,611
Best Buy Co., Inc.	366	25,678
Buckle, Inc. (The)	20	408
Caleres, Inc.	53	1,813
CarMax, Inc.*	265	17,996
Cato Corp. (The) (Class A Stock)	20	386
Chico’s FAS, Inc.	120	920
Children’s Place, Inc. (The)	24	3,586
Dick’s Sporting Goods, Inc.	110	3,891
DSW, Inc. (Class A Stock)	100	2,655
Express, Inc.*	30	264
Five Below, Inc.*	90	10,244
Foot Locker, Inc.	180	8,485
Francesca’s Holdings Corp.*	30	91
GameStop Corp. (Class A Stock)	90	1,314
Gap, Inc. (The)	320	8,736
Genesco, Inc.*	30	1,284
Group 1 Automotive, Inc.	36	2,079
Guess?, Inc.	50	1,062
Haverty Furniture Cos., Inc.	20	406
Hibbett Sports, Inc.*	10	175
Home Depot, Inc. (The)	1,687	296,709
Kirkland’s, Inc.*	30	303
L Brands, Inc.	320	10,374

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Lithia Motors, Inc. (Class A Stock)	30	$ 2,672
Lowe’s Cos., Inc.	1,194	113,693
Lumber Liquidators Holdings, Inc.*	30	359
MarineMax, Inc.*	26	592
Michaels Cos., Inc. (The)*	140	2,219
Monro, Inc.	43	3,199
Murphy USA, Inc.*	40	3,225
Office Depot, Inc.	690	1,766
O’Reilly Automotive, Inc.*	124	39,773
Rent-A-Center, Inc.*	40	570
RH*	30	3,471
Ross Stores, Inc.	552	54,648
Sally Beauty Holdings, Inc.*	172	3,063
Shoe Carnival, Inc.	20	815
Signet Jewelers Ltd.	90	5,044
Sleep Number Corp.*	40	1,455
Sonic Automotive, Inc. (Class A Stock)	20	362
Tailored Brands, Inc.	60	1,261
Tiffany & Co.	162	18,031
Tile Shop Holdings, Inc.	30	195
TJX Cos., Inc. (The)	935	102,738
Tractor Supply Co.	180	16,540
Ulta Beauty, Inc.*	88	24,158
Urban Outfitters, Inc.*	100	3,946
Vitamin Shoppe, Inc.*	20	155
Williams-Sonoma, Inc.	120	7,126
Zumiez, Inc.*	20	465
		877,704
Technology Hardware, Storage & Peripherals 4.1%
3D Systems Corp.*	140	1,691
Apple, Inc.	6,746	1,476,430
Cray, Inc.*	30	681
Diebold Nixdorf, Inc.	40	156
Electronics For Imaging, Inc.*	50	1,523
Hewlett Packard Enterprise Co.	2,204	33,611
HP, Inc.	2,300	55,522
NCR Corp.*	174	4,672
NetApp, Inc.	380	29,826
Seagate Technology PLC	380	15,287

Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.	432	$ 18,606
Xerox Corp.	317	8,835
		1,646,840
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	70	6,719
Crocs, Inc.*	50	1,027
Deckers Outdoor Corp.*	51	6,486
Fossil Group, Inc.*	40	868
G-III Apparel Group Ltd.*	60	2,392
Hanesbrands, Inc.	483	8,288
Michael Kors Holdings Ltd.*	230	12,744
Movado Group, Inc.	20	770
NIKE, Inc. (Class B Stock)	1,888	141,675
Oxford Industries, Inc.	20	1,780
PVH Corp.	118	14,253
Ralph Lauren Corp.	80	10,369
Skechers U.S.A., Inc. (Class A Stock)*	200	5,714
Steven Madden Ltd.	120	3,752
Tapestry, Inc.	418	17,685
Under Armour, Inc. (Class A Stock)*	270	5,970
Under Armour, Inc. (Class C Stock)*	280	5,552
Unifi, Inc.*	20	458
Vera Bradley, Inc.*	30	396
VF Corp.	493	40,860
Wolverine World Wide, Inc.	140	4,924
		292,682
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	64	1,943
Dime Community Bancshares, Inc.	30	484
Flagstar Bancorp, Inc.*	40	1,232
HomeStreet, Inc.*	10	260
LendingTree, Inc.*	11	2,218
Meta Financial Group, Inc.	42	1,060
New York Community Bancorp, Inc.	620	5,939
NMI Holdings, Inc. (Class A Stock)*	55	1,163
Northfield Bancorp, Inc.	30	395
Northwest Bancshares, Inc.	140	2,260
Oritani Financial Corp.	30	438
Provident Financial Services, Inc.	50	1,220
TrustCo Bank Corp. NY	50	374

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Walker & Dunlop, Inc.	32	$ 1,343
Washington Federal, Inc.	110	3,098
		23,427
Tobacco 1.0%
Altria Group, Inc.	2,770	180,161
Philip Morris International, Inc.	2,298	202,385
Universal Corp.	38	2,578
		385,124
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	60	3,944
DXP Enterprises, Inc.*	20	635
Fastenal Co.	410	21,078
GATX Corp.	60	4,496
Kaman Corp.	36	2,287
MSC Industrial Direct Co., Inc. (Class A Stock)	70	5,674
NOW, Inc.*	150	1,926
United Rentals, Inc.*	126	15,129
Veritiv Corp.*	6	200
W.W. Grainger, Inc.	73	20,730
Watsco, Inc.	50	7,409
		83,508
Water Utilities 0.1%
American States Water Co.	50	3,061
American Water Works Co., Inc.	278	24,611
Aqua America, Inc.	250	8,133
California Water Service Group	80	3,360
		39,165
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	30	421
Telephone & Data Systems, Inc.	120	3,699
		4,120
Total Common Stocks (cost $33,894,931)		37,259,152

Description	Shares	Value
Exchange Traded Funds 2.6%
iShares Core S&P Mid-Cap ETF	346	$ 62,990
iShares Core S&P Small-Cap ETF	420	32,781
SPDR S&P 500 ETF Trust	3,448	933,132
Total Exchange Traded Funds (cost $1,009,363)		1,028,903

Total Long-Term Investments (cost $34,904,294)		38,288,055

Short-Term Investments 5.2%
Affiliated Mutual Funds 4.8%
PGIM Core Ultra Short Bond Fund(w)	1,953,136	1,953,136
PGIM Institutional Money Market Fund(w)	2	2
Total Affiliated Mutual Funds (cost $1,953,138)		1,953,138

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation 0.4%
U.S. Treasury Bills (cost $149,566)	2.137%(n)	12/20/18(k)	150	149,561

Total SHORT-TERM INVESTMENTS (cost $2,102,704)				2,102,699

TOTAL INVESTMENTS 100.2% (cost $37,006,998)				40,390,754
Liabilities in excess of other assets(z) (0.2)%				(82,038)

Net Assets 100.0%				$ 40,308,716

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Futures contracts outstanding at October 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	Russell 2000 E-Mini Index	Dec. 2018	$ 75,595	$ (4,945)
12	S&P 500 E-Mini Index	Dec. 2018	1,626,660	(97,505)
1	S&P Mid Cap 400 E-Mini Index	Dec. 2018	182,480	(20,955)
				$(123,405)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley	$—	$149,561
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 946,902	$ —	$—
Air Freight & Logistics	232,087	—	—
Airlines	165,659	—	—
Auto Components	89,384	—	—
Automobiles	140,267	—	—
Banks	2,292,902	—	—
Beverages	627,104	—	—
Biotechnology	854,506	—	—
Building Products	124,456	—	—
Capital Markets	1,026,671	—	—
Chemicals	748,256	—	—

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commercial Services & Supplies	$ 183,170	$ —	$—
Communications Equipment	434,223	—	—
Construction & Engineering	58,578	—	—
Construction Materials	42,877	—	—
Consumer Finance	260,024	—	—
Containers & Packaging	130,529	—	—
Distributors	46,080	—	—
Diversified Consumer Services	40,220	—	—
Diversified Financial Services	597,880	—	—
Diversified Telecommunication Services	716,100	—	—
Electric Utilities	698,891	—	—
Electrical Equipment	197,967	—	—
Electronic Equipment, Instruments & Components	281,497	—	—
Energy Equipment & Services	266,517	—	—
Entertainment	729,306	—	—
Equity Real Estate Investment Trusts (REITs)	1,189,518	—	—
Food & Staples Retailing	559,351	—	—
Food Products	460,315	—	—
Gas Utilities	68,629	—	—
Health Care Equipment & Supplies	1,205,895	—	—
Health Care Providers & Services	1,280,840	—	—
Health Care Technology	47,565	—	—
Hotels, Restaurants & Leisure	705,161	—	—
Household Durables	144,713	—	—
Household Products	515,835	—	—
Independent Power & Renewable Electricity Producers	29,121	—	—
Industrial Conglomerates	508,573	—	—
Insurance	941,001	—	—
Interactive Media & Services	1,558,653	—	—
Internet & Direct Marketing Retail	1,167,524	—	—
IT Services	1,687,437	—	—
Leisure Products	42,107	—	—
Life Sciences Tools & Services	366,047	—	—
Machinery	659,802	—	—
Marine	8,355	—	—
Media	485,534	—	—
Metals & Mining	134,315	—	—
Mortgage Real Estate Investment Trusts (REITs)	9,512	—	—
Multiline Retail	195,522	—	—
Multi-Utilities	366,174	—	—
Oil, Gas & Consumable Fuels	1,799,198	—	—
Paper & Forest Products	15,871	—	—
Personal Products	67,559	—	—
Pharmaceuticals	1,699,272	—	—
Professional Services	145,976	—	—

PGIM Day One Underlying Funds

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Real Estate Management & Development	$ 32,393	$ —	$—
Road & Rail	388,914	—	—
Semiconductors & Semiconductor Equipment	1,332,693	—	—
Software	2,155,154	—	—
Specialty Retail	877,704	—	—
Technology Hardware, Storage & Peripherals	1,646,840	—	—
Textiles, Apparel & Luxury Goods	292,682	—	—
Thrifts & Mortgage Finance	23,427	—	—
Tobacco	385,124	—	—
Trading Companies & Distributors	83,508	—	—
Water Utilities	39,165	—	—
Wireless Telecommunication Services	4,120	—	—

Exchange Traded Funds	1,028,903	—	—
Affiliated Mutual Funds	1,953,138	—	—
U.S. Treasury Obligation	—	149,561	—
Other Financial Instruments*
Futures Contracts	(123,405)	—	—
Total	$40,117,788	$149,561	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
AMBAC—American Municipal Bond Assurance Corp.
BABs—Build America Bonds
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GO—General Obligation
LME—London Metal Exchange
MTN—Medium Term Note
OTC—Over-the-counter
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
REITs—Real Estate Investment Trusts
S&P—Standard & Poor
SPDR—Standard & Poor’s Depositary Receipts
TIPS—Treasury Inflation-Protected Securities
ULSD—Ultra-Low Sulfur Diesel
UTS—Unit Trust Security
WTI—West Texas Intermediate

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker

Notes to Schedules of Investments (unaudited)
quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
The PGIM QMA Commodity Strategies Fund wholly owns and controls the Prudential Commodity Strategies Subsidiary Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Subsidiary follows the same valuation policies as the PGIM QMA Commodity Strategies Fund.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    December 14, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    December 14, 2018

* Print the name and title of each signing officer under his or her signature.